UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-09997
                                                     ---------

                               BAIRD FUNDS, INC.
                               ----------------
               (Exact name of Registrant as specified in charter)

                      777 EAST WISCONSIN AVENUE, FLOOR 18
                      -----------------------------------
                              MILWAUKEE, WI 53202
                              -------------------
               (Address of principal executive offices) (Zip code)

                                 BRETT R. MEILI
                                 --------------
                       ROBERT W. BAIRD & CO. INCORPORATED
                       ----------------------------------
                           777 EAST WISCONSIN AVENUE
                           -------------------------
                              MILWAUKEE, WI 53202
                              -------------------
                    (Name and address of agent for service)

                                 1-866-442-2473
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: 12/31/04
                         --------

Date of reporting period:  06/30/04
                           --------

ITEM 1. REPORTS TO STOCKHOLDERS.
--------------------------------

(BAIRD FUNDS LOGO)

SEMI-ANNUAL REPORT
June 30, 2004

Baird Intermediate Bond Fund
Baird Aggregate Bond Fund
Baird Intermediate Municipal Bond Fund
Baird Core Plus Bond Fund

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
BAIRD INTERMEDIATE BOND FUND                                                  1
BAIRD AGGREGATE BOND FUND                                                    12
BAIRD INTERMEDIATE MUNICIPAL BOND FUND                                       23
BAIRD CORE PLUS BOND FUND                                                    28
STATEMENTS OF ASSETS AND LIABILITIES                                         35
STATEMENTS OF OPERATIONS                                                     36
STATEMENTS OF CHANGES IN NET ASSETS                                          37
FINANCIAL HIGHLIGHTS                                                         41
NOTES TO THE FINANCIAL STATEMENTS                                            49

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

BAIRD INTERMEDIATE BOND FUND
JUNE 30, 2004

The investment objective of the Baird Intermediate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Intermediate Government/Credit Bond Index. The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rated debt including government and corporate securities with maturities between one and ten years.

PORTFOLIO CHARACTERISTICS

                              QUALITY DISTRIBUTION

                    U.S. Treasury                        12%
                    U.S. Gov't Agency                    23%
                    Aaa                                  17%
                    Aa                                    6%
                    A                                    21%
                    Baa                                  17%
                    Below Baa                             4%

                               SECTOR WEIGHTINGS

                    U.S. Treasury                        12%
                    U.S. Gov't Agency                    16%
                    Mortgage/CMOs                         9%
                    Int'l                                 3%
                    Asset-Backed                         11%
                    Industrials                          16%
                    Utility                               7%
                    Finance/Bank/Broker                  21%
                    Cash                                  4%
                    Municipal                             1%

NET ASSETS:             $153,893,468
SEC 30-DAY YIELD:*<F1>                   PORTFOLIO EXPENSE RATIO:
Institutional Class:           4.47%     Institutional Class:        0.30%
Investor Class:                4.10%     Investor Class:             0.55%**<F2>
AVERAGE DURATION:         3.72 years     PORTFOLIO TURNOVER RATIO:  19.23%
AVERAGE MATURITY:         5.25 years     TOTAL NUMBER OF HOLDINGS:    200

 *<F1> SEC yields are based on SEC guidelines and are calculated on 30 days ended June 30, 2004.
**<F2>   Includes 0.25% 12b-1 fee.

BAIRD INTERMEDIATE BOND FUND

ANNUALIZED TOTAL RETURNS

For the Period Ended June 30, 2004                                      ONE YEAR         SINCE INCEPTION(1)<F3>
----------------------------------                                      --------         ----------------------
Baird Intermediate Bond Fund - Institutional Class Shares                 0.86%                  7.32%
Baird Intermediate Bond Fund - Investor Class Shares                      0.59%                  7.07%
Lehman Brothers Intermediate Government/Credit Bond Index(2)<F4>         -0.07%                  7.10%

(1)<F3> For the period September 29, 2000 (commencement of operations) to June 30, 2004.
(2)<F4> The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and ten years. The Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

THE FUND'S INVESTMENT RESULTS REPRESENT AVERAGE ANNUAL TOTAL RETURNS. THE RETURNS REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

BAIRD INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS       JUNE 30, 2004 (UNAUDITED)

 Principal
  Amount                                                              Value
 ---------                                                            -----

LONG-TERM INVESTMENTS - 94.8%

ASSET-BACKED SECURITIES - 11.2%
 $  112,589    AFC Home Equity
               Loan Trust,
               Series 1997-2, Class 1A5,
               6.97%, 06-25-2027                                  $    113,447
    426,854    Amresco Residential
               Securities Mortgage
               Loan Trust,
               Series 1998-1, Class A6,
               6.51%, 08-25-2027                                       436,921
    952,020    Banc One Home
               Equity Trust,
               Series 1999-2, Class A7,
               7.18%, 06-25-2029                                       999,386
     22,377    BankAmerica Manufactured
               Housing Contract,
               Series 1997-1, Class A7,
               6.58%, 10-10-2019                                        22,445
    790,500    Chemical Master
               Credit Card Trust,
               Series 1996-3, Class A,
               7.09%, 02-15-2009                                       849,465
    165,000    CitiFinancial Mortgage
               Securities, Inc.,
               Series 2003-2, Class AF2,
               2.13%, 05-25-2033                                       163,397
               Contimortgage Home
               Equity Loan Trust:
    492,926    Series 1999-1, Class A7,
               6.47%, 12-25-2013                                       505,088
    945,041    Series 1998-2, Class A7,
               6.57%, 03-15-2023                                       950,919
    860,752    Series 1998-3, Class A17,
               6.22%, 10-15-2029                                       878,472
               Delta Funding Home
               Equity Loan Trust:
    635,173    Series 1997-2, Class A6,
               7.04%, 06-25-2027                                       634,593
    348,168    Series 1999-1, Class A6F,
               6.34%, 12-15-2028                                       358,672
    402,221    Series 1999-2, Class A7F,
               7.03%, 08-15-2030                                       422,150
  1,000,000    Deutsche Alt-A
               Securities, Inc.,
               Series 2003-2XS, Class A2,
               3.03%, 09-25-2033                                       996,181
    265,000    Deutsche Mortgage
               Securities, Inc.,
               Series 2004-1, Class 3A3,
               3.69%, 12-25-2033                                       260,225
    605,022    EQCC Home Equity
               Loan Trust,
               Series 1997-3, Class A9,
               6.57%, 02-15-2029                                       606,213
     71,149    Equivantage Home
               Equity Loan Trust,
               Series 1996-3, Class A3,
               7.70%, 09-25-2027                                        71,085
               Green Tree Financial
               Corporation:
    861,754    Series 1998-4, Class A5,
               6.18%, 04-01-2030                                       836,752
    137,797    Series 1998-6, Class A5,
               6.06%, 06-01-2030                                       138,597
    364,508    Series 1999-3, Class A5,
               6.16%, 02-01-2031                                       372,800
               IMC Home Equity
               Loan Trust:
    125,132    Series 1997-7, Class A8,
               6.65%, 02-20-2029                                       126,564
    339,149    Series 1998-1, Class A6,
               6.52%, 06-20-2029                                       346,411
  2,500,000    MBNA Credit Card
               Master Note Trust,
               Series 2003-A3, Class A3,
               1.36%, 08-16-2010                                     2,505,485
    528,241    Mortgage Lenders Network
               Home Equity Loan Trust,
               Series 1998-2, Class A1,
               6.61%, 07-25-2029                                       549,782
    526,052    Oakwood Mortgage
               Investors, Inc.,
               Series 1999-B, Class A3,
               6.45%, 11-15-2017                                       484,346
               Residential Asset Mortgage
               Products, Inc.:
  1,500,000    Series 2003-RS9, Class AI3,
               3.61%, 10-25-2028                                     1,496,218
  1,000,000    Series 2003-RS6, Class AI3,
               3.08%, 12-25-2028                                       991,029
               Residential Asset
               Securities Corporation:
    700,000    Series 2003-KS7, Class AI3,
               3.37%, 11-25-2028                                       695,751
    231,572    Series 1998-KS2, Class AI9,
               6.42%, 07-25-2029                                       234,025
    197,413    Salomon Brothers
               Mortgage Securities VII,
               Series 1997-LB6, Class A6,
               6.82%, 12-25-2027                                       197,232
                                                                  ------------
                                                                    17,243,651
                                                                  ------------

FINANCIAL - 21.1%
    500,000    ABN-AMRO Bank
               Subordinated Notes,
               8.25%, 08-01-2009                                       502,103
    325,000    Aetna, Inc.,
               7.13%, 08-15-2006                                       352,093
  1,150,000    Allfirst Financial, Inc.
               Subordinated Notes,
               7.20%, 07-01-2007                                     1,268,925
    550,000    American General Finance
               Corporation Notes,
               4.00%, 03-15-2011                                       521,902
     50,000    American General Finance
               Corporation Senior Notes,
               8.45%, 10-15-2009                                        58,438
    630,000    AmSouth Bancorporation
               Subordinated Debentures,
               6.75%, 11-01-2025                                       674,182
    120,000    AmSouth Bank NA
               Subordinated Notes,
               6.45%, 02-01-2008                                       127,840
    500,000    AMVESCAP PLC,
               5.38%, 02-27-2013                                       490,336
    519,000    Aon Corporation Notes,
               8.65%, 05-15-2005                                       541,583
     75,000    Bank of America
               Corporation
               Subordinated Notes,
               10.20%, 07-15-2015                                      101,109
    350,000    Bank of Oklahoma
               Subordinated Notes,
               7.13%, 08-15-2007                                       390,282
    750,000    Bank One Corporation
               Subordinated Notes,
               10.00%, 08-15-2010                                      945,634
    480,000    Bankers Trust Corporation
               Subordinated Notes,
               7.38%, 05-01-2008                                       535,532
    150,000    BSCH Issuances, Ltd., F<F8>
               7.63%, 09-14-2010                                       171,296
    800,000    CIT Group, Inc. Notes,
               3.38%, 04-01-2009                                       759,714
  1,086,000    Comerica Incorporated
               Subordinated Notes,
               7.25%, 08-01-2007                                     1,192,092
    800,000    Compass Bank
               Subordinated Notes,
               8.10%, 08-15-2009                                       932,057
               Countrywide Home
               Loans, Inc.:
  1,000,000    5.50%, 02-01-2007                                     1,044,584
    175,000    2.88%, 02-15-2007                                       171,598
    900,000    Credit Suisse Finance
               Broker USA, Inc. Notes,
               6.13%, 11-15-2011                                       947,274
    475,000    Dime Capital Trust,
               9.33%, 05-06-2027                                       553,316
    500,000    First National Bank
               Chicago Pass
               Thru Certificates,
               8.08%, 01-05-2018                                       588,360
    100,000    First National Bank Omaha
               Subordinated Notes,
               7.32%, 12-01-2010                                       104,012
    775,000    FMR Corporation Notes,
               4.75%, 03-01-2013,
               (Acquired 02-26-03;
               Cost $777,118)*<F5>                                     748,098
    500,000    General Electric Capital
               Corporation Notes,
               6.00%, 06-15-2012                                       527,644
    500,000    Goldman Sachs
               Group, Inc.,
               5.15%, 01-15-2014                                       480,159
    200,000    Goldman Sachs
               Group, Inc. Notes,
               6.60%, 01-15-2012                                       215,218
    500,000    Health Care Service
               Corporation Notes,
               7.75%, 06-15-2011
               (Acquired 06-20-01;
               Cost $497,765)*<F5>                                     569,417
  1,200,000    Household Finance
               Corporation Senior
               Unsubordinated Notes,
               6.40%, 06-17-2008                                     1,290,875
    400,000    ING Groep NV Notes,
               8.50%, 02-15-2005                                       411,358
    300,000    International Lease Finance
               Corporation Notes,
               5.70%, 07-03-2006                                       314,857
    500,000    J.P. Morgan Chase &
               Company Subordinated Notes,
               6.63%, 03-15-2012                                       540,653
               KeyCorp Subordinated Notes:
    750,000    8.00%, 07-01-2004                                       750,000
    300,000    6.75%, 03-15-2006                                       319,685
    700,000    Lehman Brothers
               Holdings, Inc. Notes,
               8.50%, 05-01-2007                                       790,380
    175,000    Lehman Brothers, Inc. Senior
               Subordinated Debentures,
               11.63%, 05-15-2005                                      187,934
    600,000    MBNA Corporation Notes,
               6.13%, 03-01-2013                                       619,655
    750,000    Merrill Lynch & Co., Inc.
               Senior Unsubordinated Notes,
               5.00%, 02-03-2014                                       720,722
  1,000,000    Morgan Stanley Dean
               Witter Debentures,
               10.00%, 06-15-2008                                    1,196,472
    196,000    National City Bank
               of Kentucky
               Subordinated Notes,
               6.30%, 02-15-2011                                       213,936
    500,000    Nationwide Life
               Global Fund Notes,
               5.35%, 02-15-2007
               (Acquired 02-08-02;
               Cost $499,520)*<F5>                                     521,397
    894,000    PNC Funding
               Corporation,
               7.50%, 11-01-2009                                     1,014,854
  1,200,000    Protective Life U.S.
               Funding Notes,
               5.88%, 08-15-2006,
               (Acquired 08-06-01
               and 01-14-04;
               Cost $699,160 and
               $534,757, respectively)*<F5>                          1,265,533
  1,200,000    Rabobank Nederland
               Senior Notes, F<F8>
               2.70%, 03-15-2007,
               (Acquired 02-03-04;
               Cost $1,199,760)*<F5>                                 1,176,275
               Santander Central
               Hispano Issuances:
    325,000    7.00%, 04-01-2006                                       347,316
    500,000    6.38%, 02-15-2011                                       538,996
    350,000    Sanwa Bank Ltd. NY
               Subordinated Notes,
               7.40%, 06-15-2011                                       380,568
  1,160,000    Transamerica Finance
               Corporation Debentures,^<F7>
               0.00%, 03-01-2010                                       839,137
    350,000    UFJ Finance
               Aruba AEC, F<F8>
               6.75%, 07-15-2013                                       361,924
               Union Planters
               Corporation
               Subordinated Notes:
    645,000    6.50%, 03-15-2008,
               (Acquired 05-08-02,
               02-12-03, and 05-08-03;
               Cost $200,583, $75,515,
               and $416,436,
               respectively)*<F5>                                      676,988
    300,000    7.75%, 03-01-2011                                       346,297
    395,000    USF&G Corporation
               Senior Notes,
               7.13%, 06-01-2005                                       408,962
  1,200,000    Wachovia Corporation
               Subordinated Notes,
               8.00%, 08-15-2009                                     1,207,271
    500,000    Washington Mutual Bank
               FA Subordinated Notes,
               6.88%, 06-15-2011                                       547,342
                                                                  ------------
                                                                    32,504,185
                                                                  ------------

INDUSTRIAL - 16.3%
     84,130    America West Airlines
               Pass Thru Certificates,
               8.54%, 01-02-2006                                        66,277
    810,000    Anthem, Inc.,
               6.80%, 08-01-2012                                       888,964
    300,000    AOL Time Warner, Inc.,
               6.88%, 05-01-2012                                       324,178
    225,000    Auburn Hills Trust
               Debentures,
               12.38%, 05-01-2020                                      324,300
    400,000    British Telecom
               PLC Notes, F<F8>
               8.13%, 12-15-2010                                       467,126
    800,000    Bunge Ltd. Finance
               Corporation Notes,
               5.35%, 04-15-2014,
               (Acquired 04-07-04;
               Cost $799,448)*<F5>                                     764,063
    300,000    Coca-Cola Enterprises,
               Inc. Notes,
               4.38%, 09-15-2009                                       300,584
               Continental Airlines, Inc.
               Pass Thru Certificates:
  1,000,000    7.43%, 09-15-2004                                       981,185
     44,907    7.42%, 04-01-2007                                        40,493
    333,619    6.54%, 09-15-2008                                       287,558
    300,000    Continental Cablevision
               Debentures,
               9.50%, 08-01-2013                                       332,997
    700,000    Cooper Industries, Inc.,
               5.25%, 07-01-2007                                       729,996
    500,000    CSX Corporation
               Debentures,
               9.00%, 08-15-2006                                       555,556
    350,000    Delta Air Lines Pass
               Thru Certificates,
               7.78%, 11-18-2005                                       224,684
    350,000    Deutsche Telekom
               International Finance, F<F8>
               8.00%, 06-15-2010                                       408,995
    300,000    Dollar General
               Corporation,
               8.63%, 06-15-2010                                       333,375
    500,000    Fiserv, Inc. Notes,
               4.00%, 04-15-2008                                       496,139
    623,000    Ford Capital BV
               Debentures,
               9.50%, 06-01-2010                                       717,857
    300,000    Ford Motor Company
               Debentures,
               9.22%, 09-15-2021                                       327,156
    300,000    Ford Motor Credit
               Company Notes,
               9.03%, 12-30-2009                                       306,725
    675,000    Ford Motor Credit
               Company Senior Notes,
               5.80%, 01-12-2009                                       681,344
    500,000    General Electric
               Company Notes,
               5.00%, 02-01-2013                                       492,086
    800,000    General Motors
               Acceptance
               Corporation Notes,
               6.88%, 09-15-2011                                       820,238
    500,000    General Motors Nova
               Financing, F<F8>
               6.85%, 10-15-2008,                                      524,205
    800,000    Glencore Funding LLC,
               6.00%, 04-15-2014,
               (Acquired 03-31-04;
               Cost $794,280)*<F5>                                     742,032
               Halliburton
               Company Notes:
    425,000    5.63%, 12-01-2008                                       436,879
    325,000    5.50%, 10-15-2010                                       328,799
    650,000    Hanson Australia
               Funding, F<F8>
               5.25%, 03-15-2013                                       629,810
    400,000    Highmark, Inc. Notes,
               6.80%, 08-15-2013,
               (Acquired 08-14-03;
               Cost $399,088)*<F5>                                     421,812
    750,000    Hutchison Whamp
               International Ltd., F<F8>
               6.25%, 01-24-2014,
               (Acquired 11-19-03;
               Cost $749,228)*<F5>                                     727,104
  1,000,000    Ingersoll-Rand Company
               Debentures, F<F8>
               6.39%, 11-15-2027                                     1,106,179
    650,000    Laboratory Corporation
               of America Holdings
               Senior Notes,
               5.50%, 02-01-2013                                       654,384
    350,000    Marathon Oil Corporation,
               6.00%, 07-01-2012                                       366,473
    500,000    Marathon Oil
               Corporation Notes,
               5.38%, 06-01-2007                                       522,252
    475,000    Masco Corporation Notes,
               5.88%, 07-15-2012                                       493,338
    500,195    Northwest Airlines, Inc.,
               7.25%, 01-02-2012                                       353,238
    375,000    Park Place Entertainment
               Senior Notes,
               7.50%, 09-01-2009                                       394,687
    700,000    PCCW Capital II Ltd., F<F8>
               6.00%, 07-15-2013,
               (Acquired 07-10-03;
               Cost $696,731)*<F5>                                     691,986
               Qwest Capital Funding, Inc.:
    350,000    7.00%, 08-03-2009                                       307,125
    100,000    7.25%, 02-15-2011                                        85,500
    650,000    Sealed Air Corporation
               Senior Notes,
               5.38%, 04-15-2008,
               (Acquired 04-09-03;
               Cost $646,490)*<F5>                                     672,189
    252,076    Southwest Airlines
               Company Pass Thru
               Certificates,
               7.67%, 01-02-2014                                       280,699
    500,000    Sprint Capital Corporation,
               6.00%, 01-15-2007                                       523,613
    200,000    Tele-Communications, Inc.,
               9.80%, 02-01-2012                                       250,740
    425,000    Time Warner, Inc.
               Debentures,
               9.13%, 01-15-2013                                       518,116
               Tyco International
               Group SA: F<F8>
    700,000    6.38%, 02-15-2006                                       734,934
    650,000    6.00%, 11-15-2013                                       668,208
    287,186    Union Pacific Corporation
               Pass Thru Certificates,
               8.66%, 07-02-2011                                       317,553
               United Air Lines Pass
               Thru Certificates:
    245,275    7.76%, 10-01-2005                                        25,931
    400,000    6.20%, 09-01-2008                                       329,083
    300,000    10.02%, 03-22-2014, @<F6>, ^<F7>                        144,765
     55,000    Westvaco Corporation Notes,
               8.40%, 06-01-2007                                        61,439
    300,000    Weyerhaeuser
               Company Notes,
               5.95%, 11-01-2008                                       316,639
    500,000    Willamette Industries,
               Inc. Notes,
               6.60%, 06-05-2012                                       534,587
    325,000    Yosemite Security Trust I,@<F6>,^<F7>
               8.25%, 11-15-2004
               (Acquired 04-26-01;
               Cost $326,798)*<F5>                                     115,375
                                                                  ------------
                                                                    25,151,550
                                                                  ------------

UTILITIES - 6.8%
    300,000    Baltimore Gas and Electric
               Company Notes,
               5.25%, 12-15-2006                                       311,821
    225,000    Conectiv, Inc. Notes,
               6.73%, 06-01-2006                                       230,463
    300,000    Edison Mission
               Senior Notes,
               9.88%, 04-15-2011                                       312,750
    500,000    Entergy Gulf States, Inc.
               1st Mortgage,
               5.20%, 12-03-2007                                       505,000
    300,000    Exelon Corporation
               Senior Notes,
               6.75%, 05-01-2011                                       326,257
    450,000    Gemstone Investors, Ltd., F<F8>
               7.71%, 10-31-2004,
               (Acquired 10-25-01;
               Cost $450,000)*<F5>                                     453,375
    400,000    Gulf States Utilities
               1st Mortgage,
               6.77%, 08-01-2005                                       415,656
    300,000    Korea Electric Power
               Corporation, F<F8>
               6.75%, 08-01-2027                                       305,739
    325,000    National Rural Utilities
               Collateral Trust,
               3.88%, 02-15-2008                                       324,080
    925,000    National Rural Utilities
               Cooperative Finance
               Corporation Notes,
               5.75%, 08-28-2009                                       976,303
    650,000    Nisource Finance
               Corporation,
               7.63%, 11-15-2005                                       689,519
    725,000    Oneok, Inc. Senior Notes,
               7.13%, 04-15-2011                                       797,791
    800,000    Pacific Gas and Electric
               Company 1st Mortgage,
               4.80%, 03-01-2014                                       758,032
    300,000    PPL Energy Supply, LLC
               Senior Notes,
               6.40%, 11-01-2011                                       317,968
    175,000    PSE&G Energy Holdings
               LLC Senior Notes,
               8.50%, 06-15-2011                                       187,250
    275,000    PSE&G Power LLC,
               7.75%, 04-15-2011                                       311,445
    400,000    PSE&G Power LLC Notes,
               5.00%, 04-01-2014                                       373,110
    843,018    RGS (I&M) Funding
               Corporation Debentures,
               9.82%, 12-07-2022                                     1,070,600
    350,000    Tristate Gen & Trans Assn,
               6.04%, 01-31-2018                                       350,164
    125,000    Utilicorp United, Inc.
               Senior Notes,
               7.00%, 07-15-2004                                       124,844
    600,000    Vectren Utility Holdings,
               6.63%, 12-01-2011                                       662,489
    600,000    The Williams Companies,
               Inc. Notes,
               8.13%, 03-15-2012                                       640,500
                                                                  ------------
                                                                    10,445,156
                                                                  ------------

MORTGAGE-BACKED SECURITIES - 8.5%
    124,290    Federal Gold Loan Mortgage
               Corporation (FGLMC),
               6.00%, 07-01-2028                                       127,569
               Federal Home Loan Mortgage
               Corporation (FHLMC):
  1,350,000    Series 2592, Class PD,
               5.00%, 07-15-2014                                     1,357,014
    105,140    Series 2418, Class MC,
               6.00%, 09-15-2019                                       105,368
     58,566    Series 1094, Class K,
               7.00%, 06-15-2021                                        58,713
     36,368    Series 1101, Class M,
               6.95%, 07-15-2021                                        36,539
    305,377    Series 1136, Class H,
               6.00%, 09-15-2021                                       305,181
     76,417    Series 1280, Class B,
               6.00%, 04-15-2022                                        76,827
    135,135    Series 1395, Class G,
               6.00%, 10-15-2022                                       137,346
  1,105,836    Series 2531, Class N,
               4.00%, 07-15-2027                                     1,103,522
               Federal National Mortgage
               Association (FNMA):
  1,000,000    Series 2002-73, Class OC,
               5.00%, 04-25-2014                                     1,020,779
  1,328,447    Series 2002-46, Class D,
               5.00%, 08-25-2016                                     1,358,949
    176,429    Series 1991-137, Class H,
               7.00%, 10-25-2021                                       187,207
    381,175    Series 1992-136, Class PK,
               6.00%, 08-25-2022                                       395,677
    240,039    Series 1993-32, Class H,
               6.00%, 03-25-2023                                       245,664
  1,500,000    Series 2002-95, Class MD,
               5.00%, 07-25-2026                                     1,508,429
  1,500,000    Series 2002-77, Class QP,
               5.00%, 09-25-2026                                     1,515,929
    500,000    Series 2003-25, Class PC,
               4.50%, 02-25-2027                                       499,694
     86,495    Series 1998-66, Class C,
               6.00%, 12-25-2028                                        90,296
  1,000,000    IMPAC Secured Assets
               Common Owner Trust,
               Series 2004-2, Class A3,
               5.00%, 08-25-2034                                     1,000,000
               Residential Accredit
               Loans, Inc.:
     84,445    Series 1998-QS2,
               Class A7,
               7.00%, 02-25-2028                                        84,347
    177,397    Series 1998-QS4,
               Class AI5,
               7.00%, 03-25-2028                                       177,190
  1,677,504    Salomon Brothers
               Mortgage Securities VII,
               Series 2003-UP2, Class A2,
               4.00%, 06-25-2033                                     1,675,432
                                                                  ------------
                                                                    13,067,672
                                                                  ------------

INTERNATIONAL (U.S. $ DENOMINATED) - 2.5%
               Corp. Andina De
               Fomento Notes: F<F8>
    170,000    8.88%, 06-01-2005                                       178,821
    275,000    7.38%, 01-18-2011                                       306,688
    400,000    Korea Development
               Bank Notes, F<F8>
               4.25%, 11-13-2007                                       397,293
    700,000    Landeskreditbank Baden-
               Wuerttemberg Subordinated
               Notes, F<F8>
               6.35%, 04-01-2012                                       767,360
    350,000    National Bank of Hungary
               Debentures, F<F8>
               8.88%, 11-01-2013                                       446,787
               Pemex Project Funding
               Master Trust:
    275,000    6.13%, 08-15-2008                                       281,188
    700,000    9.13%, 10-13-2010                                       801,500
    650,000    Westdeutsche Landesbank
               Subordinated Notes, F<F8>
               6.05%, 01-15-2009                                       692,067
                                                                  ------------
                                                                     3,871,704
                                                                  ------------

MUNICIPAL BOND - 0.5%
               Tobacco Settlement
               Financing Corporation:
    445,000    Series 2001-A, Class A,
               5.92%, 06-01-2012                                       424,966
    336,629    Series 2001-A, Class A,
               6.36%, 05-15-2025                                       328,688
                                                                  ------------
                                                                       753,654
                                                                  ------------

U.S. GOVERNMENT AGENCY - 16.3%
 22,150,000    Federal Home Loan
               Mortgage Corporation
               (FHLMC),
               6.63%, 09-15-2009                                    24,476,525
    660,767    Soyland Power
               Cooperative U.S.
               Government Guarantee,
               8.35%, 09-15-2009                                       669,952
                                                                  ------------
                                                                    25,146,477
                                                                  ------------

U.S. TREASURY OBLIGATIONS - 11.6%
               U.S. Treasury Bonds:
    350,000    9.88%, 11-15-2015                                       503,986
  4,300,000    9.25%, 02-15-2016                                     5,969,105
               U.S. Treasury Notes:
  2,850,000    6.13%, 08-15-2007                                     3,091,917
  3,550,000    3.25%, 01-15-2009                                     3,481,773
  4,300,000    6.00%, 08-15-2009                                     4,725,128
                                                                  ------------
                                                                    17,771,909
                                                                  ------------
               Total Long-Term
               Investments
               (Cost $145,776,947)                                 145,955,958
                                                                  ------------

   Shares                                                             Value
   ------                                                             -----

SHORT-TERM INVESTMENTS - 4.1%

MONEY MARKET FUND - 3.3%
  4,187,343    Investment Company
               Cash Reserve Portfolio -
               AIM Fund                                              4,187,343
    871,930    SEI Daily Income Trust
               Government Fund                                         871,930
                                                                  ------------
                                                                     5,059,273
                                                                  ------------

 Principal
   Amount                                                             Value
 ---------                                                            -----
VARIABLE RATE DEMAND NOTES#<F9> - 0.8%
 $  316,753    American Family Financial
               Services, Inc., 0.88%                                   316,753
    903,768    Wisconsin Corporation
               Central Credit
               Union, 1.03%                                            903,768
                                                                  ------------
                                                                     1,220,521
                                                                  ------------
               Total Short-Term
               Investments
               (Cost $6,279,794)                                     6,279,794
                                                                  ------------
               Total Investments
               (Cost $152,056,741)
               98.9%                                               152,235,752
                                                                  ------------
               Other Assets, less
               Liabilities 1.1%                                      1,657,716
                                                                  ------------
               TOTAL NET
               ASSETS 100.0%                                      $153,893,468
                                                                  ------------
                                                                  ------------

*<F5>  Unregistered security
@<F6>  Security in default
^<F7>  Non-income producing security
F<F8>  Foreign
#<F9> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2004.

                     See notes to the financial statements

BAIRD AGGREGATE BOND FUND
JUNE 30, 2004

The investment objective of the Baird Aggregate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

PORTFOLIO CHARACTERISTICS

                              QUALITY DISTRIBUTION

                    U.S. Treasury                        15%
                    U.S. Gov't Agency                    32%
                    Aaa                                  21%
                    Aa                                    2%
                    A                                    12%
                    Baa                                  15%
                    Below Baa                             3%

                               SECTOR WEIGHTINGS

                    U.S. Treasury                        15%
                    U.S. Gov't Agency                     5%
                    Mortgage/CMOs                        29%
                    Int'l                                 1%
                    Asset-Backed                         16%
                    Industrials                          12%
                    Utility                               6%
                    Finance/Bank/Broker                  12%
                    Cash                                  3%
                    Municipal                             1%

NET ASSETS:            $103,088,446
SEC 30-DAY YIELD:*<F10>               PORTFOLIO EXPENSE RATIO:
Institutional Class:          4.57%   Institutional Class:         0.30%
Investor Class:               4.23%   Investor Class:              0.55%**<F11>
AVERAGE DURATION:        4.77 years   PORTFOLIO TURNOVER RATIO:   25.17%
AVERAGE MATURITY:        8.08 years   TOTAL NUMBER OF HOLDINGS:     206

 *<F10> SEC yields are based on SEC guidelines and are calculated on 30 days ended June 30, 2004.
**<F11>   Includes 0.25% 12b-1 fee.

BAIRD AGGREGATE BOND FUND

ANNUALIZED TOTAL RETURNS

For the Period Ended June 30, 2004                                ONE YEAR    SINCE INCEPTION(1)<F12>
----------------------------------                                --------    -----------------------
Baird Aggregate Bond Fund - Institutional Class Shares             1.79%               8.02%
Baird Aggregate Bond Fund - Investor Class Shares                  1.83%               7.83%
Lehman Brothers Aggregate Bond Index(2)<F13>                       0.32%               7.23%

(1)<F12> For the period September 29, 2000 (commencement of operations) to June 30, 2004.
(2)<F13> The Lehman Brothers Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

THE FUND'S INVESTMENT RESULTS REPRESENT AVERAGE ANNUAL TOTAL RETURNS. THE RETURNS REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

BAIRD AGGREGATE BOND FUND

SCHEDULE OF INVESTMENTS       JUNE 30, 2004 (UNAUDITED)

 Principal
  Amount                                                              Value
 ---------                                                            -----

LONG-TERM INVESTMENTS - 96.4%

ASSET-BACKED SECURITIES - 16.0%
 $  200,548    Advanta Mortgage
               Loan Trust,
               Series 1999-2, Class A6,
               6.82%, 05-25-2029                                  $    208,672
    800,000    American General
               Mortgage Loan Trust,
               Series 2003-1, Class A2,
               2.54%, 04-25-2033                                       794,449
    684,264    Banc One Home
               Equity Trust,
               Series 1999-2, Class A7,
               7.18%, 06-25-2029                                       718,309
    982,794    Bear Stearns Asset Backed
               Securities Trust,
               Series 2003-AC1, Class A1,
               4.10%, 05-25-2033                                       989,193
  2,000,000    Capital One Multi-Asset
               Execution Trust,
               Series 2003-A1, Class A1,
               1.63%, 01-15-2009                                     2,009,162
    141,443    Conseco Finance,
               Series 2002-C, Class AF3,
               4.58%, 06-15-2032                                       142,075
               Contimortgage Home
               Equity Loan Trust:
    579,913    Series 1999-1, Class A7,
               6.47%, 12-25-2013                                       594,221
     39,757    Series 1997-2, Class A9,
               7.09%, 04-15-2028                                        39,738
     39,742    Series 1997-3, Class A9,
               7.12%, 08-15-2028                                        39,717
    337,095    Series 1999-3, Class A8,
               1.58%, 05-25-2029                                       336,846
     44,468    Equivantage Home
               Equity Loan Trust,
               Series 1996-3, Class A3,
               7.70%, 09-25-2027                                        44,428
               GE Capital Mortgage
               Services, Inc.:
     59,618    Series 1997-HE3, Class A6,
               6.72%, 10-25-2027                                        60,020
    513,588    Series 1999-HE1, Class A7,
               6.27%, 04-25-2029                                       525,997
               Green Tree Financial
               Corporation:
    255,840    Series 1993-3, Class A7,
               6.40%, 10-15-2018                                       264,307
     29,461    Series 1995-4, Class A5,
               6.95%, 06-15-2025                                        30,483
      9,112    Series 1997-1, Class A5,
               6.86%, 03-15-2028                                         9,531
    400,157    Series 1997-6, Class A8,
               7.07%, 01-15-2029                                       419,578
    430,877    Series 1998-4, Class A5,
               6.18%, 04-01-2030                                       418,376
     48,734    IMC Home Equity
               Loan Trust,
               Series 1997-5, Class A10,
               6.88%, 11-20-2028                                        48,875
     50,000    MBNA Credit Card
               Master Note Trust,
               Series 2003-A3, Class A3,
               1.36%, 08-16-2010                                        50,110
    263,026    Oakwood Mortgage
               Investors, Inc.,
               Series 1999-B, Class A3,
               6.45%, 11-15-2017                                       242,173
    550,000    PP&L Transition Bond
               Company, LLC,
               Series 1999-1, Class A8,
               7.15%, 06-25-2009                                       611,145
    750,000    RAAC Series,
               Series 2004-SP1, Class AI2,
               4.38%, 01-25-2022                                       750,000
               Residential Asset
               Mortgage Products, Inc.:
  1,000,000    Series 2004-RS1, Class AI3,
               3.41%, 06-25-2028                                       982,661
  1,000,000    Series 2003-RS11, Class AI3,
               3.56%, 08-25-2028                                       993,466
  1,000,000    Series 2003-RS5, Class AI3,
               2.59%, 10-25-2028                                       989,987
  1,000,000    Series 2003-RS7, Class AI6,
               5.34%, 08-25-2033                                       995,114
               Residential Asset
               Securities Corporation:
  1,000,000    Series 2004-KS2, Class AI3,
               3.02%, 05-25-2029                                       978,785
     50,946    Series 1998-KS2, Class AI9,
               6.42%, 07-25-2029                                        51,485
    285,716    Series 1999-KS1, Class AI8,
               6.32%, 04-25-2030                                       294,107
    682,707    Series 1999-KS2, Class AI9,
               7.15%, 07-25-2030                                       703,605
               Salomon Brothers
               Mortgage Securities VII:
    279,669    Series 1997-LB6, Class A6,
               6.82%, 12-25-2027                                       279,411
    559,168    Series 2003-UP2, Class A2,
               4.00%, 06-25-2033                                       558,477
    308,729    Saxon Asset Securities Trust,
               Series 1999-2, Class AF6,
               6.42%, 03-25-2014                                       313,720
                                                                  ------------
                                                                    16,488,223
                                                                  ------------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%
    900,000    GE Capital Commercial
               Mortgage Corporation,
               Series 2002-3A, Class A2,
               5.00%, 12-10-2037                                       889,856
  1,100,000    GMAC Commercial
               Mortgage Securities, Inc.,
               Series 2003-C1, Class A2,
               4.08%, 05-10-2036                                     1,015,954
                                                                  ------------
                                                                     1,905,810
                                                                  ------------

FINANCIAL - 12.0%
    300,000    Allfirst Financial, Inc.
               Subordinated Notes,
               7.20%, 07-01-2007                                       331,024
    400,000    American General Finance
               Corporation Notes,
               4.00%, 03-15-2011                                       379,565
    400,000    American General Finance
               Corporation Senior Notes,
               8.45%, 10-15-2009                                       467,505
    200,000    Amsouth Bancorp
               Corporation Subordinated
               Debentures,
               6.75%, 11-01-2025                                       214,026
    275,000    AMVESCAP PLC,
               5.38%, 02-27-2013                                       269,685
    150,000    Bank of America Corporation
               Subordinated Notes,
               10.20%, 07-15-2015                                      202,217
    400,000    Bank of Oklahoma
               Subordinated Notes,
               7.13%, 08-15-2007                                       446,037
    219,000    Bank One Corporation
               Subordinated Notes,
               10.00%, 08-15-2010                                      276,125
    350,000    BSCH Issuances, Ltd., F<F17>
               7.63%, 09-14-2010                                       399,690
    150,000    CIT Group, Inc. Notes,
               3.38%, 04-01-2009                                       142,446
    300,000    CIT Group, Inc.
               Senior Notes,
               7.75%, 04-02-2012                                       342,135
    300,000    Credit Suisse Finance
               Broker USA, Inc. Notes,
               6.13%, 11-15-2011                                       315,758
    900,000    Dime Capital Trust,
               9.33%, 05-06-2027                                     1,048,388
     75,000    First National Bank
               Chicago Pass Thru
               Certificates,
               8.08%, 01-05-2018                                        88,254
    175,000    First National Bank Omaha
               Subordinated Notes,
               7.32%, 12-01-2010                                       182,020
    460,000    First Union Capital,
               7.94%, 01-15-2027                                       502,078
    250,000    FMR Corporation Notes,
               4.75%, 03-01-2013,
               (Acquired 02-26-03;
               Cost $250,683)*<F14>                                    241,322
    150,000    Goldman Sachs Group,
               Inc. Notes,
               6.60%, 01-15-2012                                       161,413
    200,000    Health Care Service
               Corporation Notes,
               7.75%, 06-15-2011
               (Acquired 06-20-01;
               Cost $199,106)*<F14>                                    227,767
               Household Finance
               Corporation Notes:
    150,000    6.88%, 03-01-2007                                       161,814
    139,000    7.88%, 03-01-2007                                       153,575
               KeyCorp Institution:
    300,000    7.83%, 12-01-2026                                       322,664
    400,000    8.25%, 12-15-2026                                       445,705
    300,000    Lehman Brothers
               Holdings, Inc. Notes,
               8.50%, 05-01-2007                                       338,734
    565,000    Liberty Mutual
               Insurance Notes,
               7.70%, 10-15-2097,
               (Acquired 03-26-03;
               Cost $361,573)*<F14>                                    558,875
    500,000    Lincoln National
               Corporation Debentures,
               9.13%, 10-01-2024                                       528,777
    500,000    Merrill Lynch & Co., Inc.
               Senior Unsubordinated Notes,
               5.00%, 02-03-2014                                       480,481
    400,000    Morgan Stanley Dean
               Witter Subordinated Notes,
               4.75%, 04-01-2014                                       369,048
    300,000    Morgan Stanley Dean
               Witter Unsubordinated Notes,
               6.75%, 04-15-2011                                       328,761
    200,000    New York Life Insurance
               Company Notes,
               5.88%, 05-15-2033,
               (Acquired 05-05-03;
               Cost $198,048)*<F14>                                    190,175
    275,000    Sanwa Bank Ltd. NY
               Subordinated Notes,
               7.40%, 06-15-2011                                       299,018
    500,000    SLM Corporation Notes,
               5.63%, 08-01-2033                                       450,785
    200,000    Transamerica Capital II,
               7.65%, 12-01-2026,
               (Acquired 10-21-03;
               Cost $216,843)*<F14>                                    209,596
    600,000    Transamerica Finance
               Corporation Debentures, ^<F16>
               0.00%, 03-01-2010                                       434,036
    225,000    UFJ Finance Aruba AEC, F<F17>
               6.75%, 07-15-2013                                       232,666
    350,000    Union Planters Corporation
               Subordinated Notes,
               7.75%, 03-01-2011                                       404,013
     90,000    U.S. Central Credit
               Union Notes,
               2.75%, 05-30-2008                                        85,935
    150,000    Washington Mutual
               Capital I,
               8.38%, 06-01-2027                                       168,630
                                                                  ------------
                                                                    12,400,743
                                                                  ------------

INDUSTRIAL - 12.3%
               AOL Time Warner, Inc.:
    275,000    7.63%, 04-15-2031                                       297,589
    175,000    7.70%, 05-01-2032                                       191,174
    250,000    AT&T Wireless Services,
               Inc. Senior Notes,
               8.75%, 03-01-2031                                       304,792
    350,000    British Telecom PLC, F<F17>
               8.63%, 12-15-2030                                       431,790
    500,000    Bunge Ltd. Finance
               Corporation Notes,
               5.35%, 04-15-2014,
               (Acquired 04-07-04;
               Cost $499,655)*<F14>                                    477,540
    500,000    Conagra Foods, Inc.
               Subordinated Notes,
               9.75%, 03-01-2021                                       665,609
               Continental Airlines, Inc.
               Pass Thru Certificates:
    103,669    6.80%, 07-02-2007                                        88,362
     79,235    6.54%, 09-15-2008                                        68,295
    516,374    6.90%, 01-02-2018                                       485,278
    725,000    Continental Cablevision
               Debentures,
               9.50%, 08-01-2013                                       804,743
    250,000    Delta Air Lines Pass
               Thru Certificates,
               7.78%, 11-18-2005                                       160,489
    250,000    Deutsche Telekom
               International Finance, F<F17>
               8.25%, 06-15-2030                                       304,284
     18,309    Duty Free Promissory Note,
               0.00%, 11-10-2013
               (Acquired 11-10-03;
               Cost $6,408)*<F14>,**<F15>,^<F16>                         6,408
    350,000    Fiserv, Inc. Notes,
               4.00%, 04-15-2008                                       347,298
    450,000    Ford Capital BV Debentures,
               9.50%, 06-01-2010                                       518,516
    403,000    Ford Motor Company
               Debentures,
               9.22%, 09-15-2021                                       439,480
    500,000    Glencore Funding LLC,
               6.00%, 04-15-2014,
               (Acquired 03-31-04;
               Cost $496,425)*<F14>                                    463,770
    350,000    Halliburton
               Company Notes,
               5.50%, 10-15-2010                                       354,092
    150,000    Hertz Corporation
               Senior Notes,
               8.25%, 06-01-2005                                       155,651
    275,000    Highmark, Inc. Notes,
               6.80%, 08-15-2013,
               (Acquired 08-14-03;
               Cost $274,373)*<F14>                                    289,995
    350,000    Hutchison Whamp
               International Ltd., F<F17>
               6.25%, 01-24-2014,
               (Acquired 06-02-04;
               Cost $333,945)*<F14>                                    339,315
    552,500    May Department Stores
               Company Debentures,
               9.75%, 02-15-2021                                       694,067
    446,603    Northwest Airlines, Inc.,
               7.25%, 01-02-2012                                       315,391
               Northwest Airlines, Inc.
               Pass Thru Certificates:
     32,179    8.13%, 02-01-2014                                        19,814
    178,538    8.07%, 10-01-2019                                       190,983
    275,000    Park Place Entertainment
               Senior Notes,
               7.50%, 09-01-2009                                       289,438
    400,000    PCCW Capital II Ltd., F<F17>
               6.00%, 07-15-2013,
               (Acquired 07-10-03;
               Cost $398,132)*<F14>                                    395,420
    500,000    Pohang Iron & Steel Notes, F<F17>
               7.38%, 05-15-2005                                       520,505
               Qwest Capital Funding, Inc.:
    300,000    7.00%, 08-03-2009                                       263,250
    200,000    7.25%, 02-15-2011                                       171,000
    250,000    Sealed Air Corporation,
               8.75%, 07-01-2008,
               (Acquired 03-27-03;
               Cost $269,537)*<F14>                                    286,316
    250,000    Sealed Air Corporation
               Senior Notes,
               5.38%, 04-15-2008,
               (Acquired 04-09-03;
               Cost $248,650)*<F14>                                    258,534
    375,000    Sprint Capital Corporation,
               6.00%, 01-15-2007                                       392,710
    320,000    Tenneco Packaging
               Debentures,
               7.95%, 12-15-2025                                       370,001
               Tyco International
               Group SA: F<F17>
    400,000    6.38%, 10-15-2011                                       425,512
    300,000    6.00%, 11-15-2013                                       308,404
    120,000    United Air Lines Pass
               Thru Certificates,
               6.20%, 09-01-2008                                        98,725
    272,142    U.S. Airways Pass
               Thru Certificates,
               6.85%, 01-30-2018                                       246,670
    200,000    Weyerhaeuser
               Company Notes,
               5.95%, 11-01-2008                                       211,092
                                                                  ------------
                                                                    12,652,302
                                                                  ------------

UTILITIES - 6.0%
    750,000    Calenergy Co., Inc.
               Senior Notes,
               7.63%, 10-15-2007                                       825,514
    250,000    Edison Mission
               Senior Notes,
               9.88%, 04-15-2011                                       260,625
    300,000    Exelon Corporation
               Senior Notes,
               6.75%, 05-01-2011                                       326,257
    300,000    Gemstone Investors, Ltd., F<F17>
               7.71%, 10-31-2004,
               (Acquired 10-25-01;
               Cost $300,000)*<F14>                                    302,250
               Korea Electric Power
               Corporation: F<F17>
     10,000    7.75%, 04-01-2013                                        11,456
    300,000    6.75%, 08-01-2027                                       305,739
    150,000    Oneok, Inc. Senior Notes,
               7.13%, 04-15-2011                                       165,060
    175,000    Pacific Gas and Electric
               Company 1st Mortgage,
               6.05%, 03-01-2034                                       164,597
    300,000    PPL Energy Supply LLC
               Senior Notes,
               6.40%, 11-01-2011                                       317,968
    175,000    PSE&G Energy Holdings
               LLC Senior Notes,
               8.50%, 06-15-2011                                       187,250
    250,000    PSE&G Power LLC,
               7.75%, 04-15-2011                                       283,132
    250,000    PSE&G Power LLC Notes,
               5.00%, 04-01-2014                                       233,194
    545,483    RGS (I&M) Funding
               Corporation Debentures,
               9.82%, 12-07-2022                                       692,741
    250,000    Sempra Energy Notes,
               6.80%, 07-01-2004                                       250,000
    200,000    Tristate Gen & Trans Assn,
               6.04%, 01-31-2018                                       200,094
               Utilicorp United, Inc.
               Senior Notes:
    200,000    7.00%, 07-15-2004                                       199,750
    300,000    7.63%, 11-15-2009                                       277,500
    500,000    Vectren Utility Holdings,
               6.63%, 12-01-2011                                       552,074
    550,000    The Williams Companies,
               Inc. Notes,
               8.13%, 03-15-2012                                       587,125
                                                                  ------------
                                                                     6,142,326
                                                                  ------------

MORTGAGE-BACKED SECURITIES - 27.4%
               Federal Gold Loan
               Mortgage Corporation
               (FGLMC):
    540,699    6.50%, 09-01-2014                                       572,091
    464,630    6.00%, 05-01-2017                                       484,831
    750,507    5.50%, 11-01-2022                                       761,067
    165,720    6.00%, 07-01-2028                                       170,092
    150,470    7.00%, 07-01-2028                                       159,387
    300,846    6.50%, 04-01-2029                                       314,237
     94,162    6.50%, 05-01-2029                                        98,354
               Federal Home Loan
               Mortgage Corporation
               (FHLMC):
    900,000    Series 2539, Class QB,
               5.00%, 09-15-2015                                       915,662
    558,898    Series 206, Class E,
               0.00%, 07-15-2019, ^<F16>                               553,499
     34,472    Series 2418, Class MC,
               6.00%, 09-15-2019                                        34,547
    124,263    Series 1074, Class I,
               6.75%, 05-15-2021                                       124,184
     84,327    Series 1081, Class K,
               7.00%, 05-15-2021                                        84,728
     76,465    Series 1101, Class M,
               6.95%, 07-15-2021                                        76,826
    134,211    Series 188, Class H,
               7.00%, 09-15-2021                                       134,301
     85,930    Series 1286, Class A,
               6.00%, 05-15-2022                                        85,875
    497,626    Series 2531, Class N,
               4.00%, 07-15-2027                                       496,585
    575,000    Series 2664, Class LG,
               5.50%, 07-15-2028                                       580,480
               Federal National Mortgage
               Association (FNMA):
    871,440    5.50%, 12-01-2016                                       894,355
    769,250    5.00%, 02-01-2017                                       774,755
    557,946    5.00%, 09-01-2017                                       560,487
    675,574    5.00%, 10-01-2017                                       678,651
    760,757    5.00%, 11-01-2017                                       764,222
    908,435    5.00%, 12-01-2017                                       912,573
  1,585,083    5.00%, 10-01-2018                                     1,590,724
  1,307,361    5.50%, 03-01-2023                                     1,324,434
     89,672    6.50%, 11-01-2027                                        93,737
    199,848    6.50%, 07-01-2028                                       208,641
    181,479    6.50%, 12-01-2028                                       189,463
    354,645    6.50%, 02-01-2029                                       370,248
    113,122    6.50%, 05-01-2031                                       117,971
    460,810    5.50%, 01-01-2032                                       460,892
  1,000,000    Series 2002-73, Class OC,
               5.00%, 04-25-2014                                     1,020,779
  1,000,000    Series 2002-82, Class XC,
               5.00%, 05-25-2014                                     1,018,096
    758,710    Series 2002-70, Class PL,
               5.00%, 04-25-2015                                       775,241
  1,000,000    Series 2003-27, Class OJ,
               5.00%, 07-25-2015                                       999,602
    900,000    Series 2002-94, Class MC,
               5.00%, 08-25-2015                                       901,505
  1,000,000    Series 2003-18, Class GB,
               5.00%, 03-25-2016                                     1,007,882
     27,349    Series 1989-37, Class G,
               8.00%, 07-25-2019                                        29,466
     73,472    Series 1989-94, Class G,
               7.50%, 12-25-2019                                        78,745
     18,323    Series 1990-58, Class J,
               7.00%, 05-25-2020                                        19,452
     93,058    Series 1990-105, Class J,
               6.50%, 09-25-2020                                        96,143
     93,870    Series 1990-108, Class G,
               7.00%, 09-25-2020                                        98,133
     77,573    Series 1991-1, Class G,
               7.00%, 01-25-2021                                        80,464
    214,362    Series 1991-86, Class Z,
               6.50%, 07-25-2021                                       224,985
    683,497    Series 2003-28, Class KA,
               4.25%, 03-25-2022                                       649,841
     90,292    Series G92-30, Class Z,
               7.00%, 06-25-2022                                        94,606
    106,014    Series 1992-150, Class MA,
               5.50%, 09-25-2022                                       109,171
    279,306    Series 1993-58, Class H,
               5.50%, 04-25-2023                                       287,699
    900,000    Series 2003-17, Class QR,
               4.50%, 11-25-2025                                       882,388
  1,000,000    Series 2003-31, Class KG,
               4.50%, 12-25-2028                                       998,844
    358,953    Series 1998-66, Class C,
               6.00%, 12-25-2028                                       374,730
    298,275    Series 2003-44, Class AB,
               3.75%, 05-25-2033                                       286,886
               Government National
               Mortgage Association
               (GNMA):
    226,718    6.50%, 08-15-2027                                       238,267
    179,972    6.50%, 05-15-2029                                       188,485
    438,361    6.50%, 06-15-2029                                       459,064
    162,423    7.00%, 09-20-2029                                       172,534
    185,408    7.00%, 11-15-2029                                       197,182
  1,336,908    6.00%, 11-20-2033                                     1,370,646
               Residential Accredit
               Loans, Inc.:
     36,545    Series 1997-QS8, Class A10,
               7.50%, 08-25-2027                                        36,502
     64,875    Series 1997-QS9, Class A8,
               7.25%, 09-25-2027                                        64,800
    177,397    Series 1998-QS4, Class AI5,
               7.00%, 03-25-2028                                       177,190
    800,000    Residential Funding
               Mortgage Security I,
               Series 2003-S11, Class A2,
               4.00%, 06-25-2018                                       746,616
                                                                  ------------
                                                                    28,273,843
                                                                  ------------

INTERNATIONAL (U.S. $ DENOMINATED) - 0.9%
               Corp. Andina De
               Fomento Notes: F<F17>
    150,000    8.88%, 06-01-2005                                       157,784
     50,000    7.38%, 01-18-2011                                        55,762
    110,000    National Bank of Hungary
               Debentures, F<F17>
               8.88%, 11-01-2013                                       140,419
               Pemex Project Funding
               Master Trust:
     75,000    6.13%, 08-15-2008                                        76,688
    450,000    9.13%, 10-13-2010                                       515,250
                                                                  ------------
                                                                       945,903
                                                                  ------------

MUNICIPAL BOND - 0.5%
               Tobacco Settlement
               Financing Corporation:
    230,000    Series 2001-A, Class A,
               5.92%, 06-01-2012                                       219,645
    306,332    Series 2001-A, Class A,
               6.36%, 05-15-2025                                       299,106
                                                                  ------------
                                                                       518,751
                                                                  ------------

U.S. GOVERNMENT AGENCY - 5.0%
  4,035,000    Federal Home Loan
               Mortgage Corporation
               (FHLMC),
               6.63%, 09-15-2009                                     4,458,816
    664,087    Soyland Power Cooperative
               U.S. Government Guarantee,
               8.35%, 09-15-2009                                       673,318
                                                                  ------------
                                                                     5,132,134
                                                                  ------------

U.S. TREASURY OBLIGATIONS - 14.5%
               U.S. Treasury Bonds:
  3,925,000    9.25%, 02-15-2016                                     5,448,544
  8,375,000    6.25%, 08-15-2023                                     9,274,006
    225,000    U.S. Treasury Note,
               6.00%, 08-15-2009                                       247,245
                                                                  ------------
                                                                    14,969,795
                                                                  ------------
               Total Long-Term
               Investments
               (Cost $99,136,904)                                   99,429,830
                                                                  ------------

   Shares                                                             Value
   ------                                                             -----

SHORT-TERM INVESTMENTS - 3.4%

MONEY MARKET FUND - 2.2%
  1,572,578    Investment Company
               Cash Reserve Portfolio -
               AIM Fund                                              1,572,578
    714,652    SEI Daily Income Trust
               Government Fund                                         714,652
                                                                  ------------
                                                                     2,287,230
                                                                  ------------


 Principal
   Amount                                                             Value
 ---------                                                            -----

VARIABLE RATE DEMAND NOTES#<F18> - 1.2%
 $  236,342    American Family Financial
               Services, Inc., 0.88%                                   236,342
    961,046    Wisconsin Corporation
               Central Credit
               Union, 1.03%                                            961,046
                                                                  ------------
                                                                     1,197,388
                                                                  ------------
               Total Short-Term
               Investments
               (Cost $3,484,618)                                     3,484,618
                                                                  ------------
               Total Investments
               (Cost $102,621,522)
               99.8%                                               102,914,448
                                                                  ------------
               Other Assets, less
               Liabilities   0.2%                                      173,998
                                                                  ------------
               TOTAL NET
               ASSETS  100.0%                                     $103,088,446
                                                                  ------------
                                                                  ------------

*<F14>    Unregistered security
**<F15>   Fair valued security
^<F16>    Non-income producing security
F<F17>    Foreign
#<F18> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2004.

                     See notes to the financial statements

BAIRD INTERMEDIATE MUNICIPAL BOND FUND
JUNE 30, 2004

The primary investment objective of the Baird Intermediate Municipal Bond Fund is to provide current income that is substantially exempt from federal income tax. A secondary objective is to provide total return with relatively low volatility of principal. The Intermediate Municipal Bond Fund strives to achieve an annual rate of return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers 10-Year General Obligation Bond Index. The Lehman Brothers 10-Year General Obligation Bond Index is an unmanaged, market value weighted index of bond prices compiled by Lehman Brothers. This index is comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million; have a minimum amount outstanding of at least $5 million; have been issued within the last five years; and have a maturity of eight to twelve years.

PORTFOLIO CHARACTERISTICS

                              QUALITY DISTRIBUTION

                    Aaa                                  93%
                    Aa                                    6%
                    Baa                                   1%

                               SECTOR WEIGHTINGS

                    Pre-refunded ETM                     82%
                    Insured                              10%
                    General Obligation                    6%
                    Cash                                  1%
                    Revenue                               1%

NET ASSETS:           $37,041,000
SEC 30-DAY YIELD:*<F19>              PORTFOLIO EXPENSE RATIO:
Institutional Class:        3.86%    Institutional Class:          0.30%
Investor Class:             3.56%    Investor Class:               0.55%**<F20>
AVERAGE DURATION:      5.59 years    PORTFOLIO TURNOVER RATIO:     0.81%
AVERAGE MATURITY:      6.87 years    TOTAL NUMBER OF HOLDINGS:       40

 *<F19> SEC yields are based on SEC guidelines and are calculated on 30 days ended June 30, 2004.
**<F20>   Includes 0.25% 12b-1 fee.

BAIRD INTERMEDIATE MUNICIPAL BOND FUND

ANNUALIZED TOTAL RETURNS

For the Period Ended June 30, 2004                                       ONE YEAR       SINCE INCEPTION(1)<F21>
----------------------------------                                       --------       -----------------------
Baird Intermediate Municipal Bond Fund - Institutional Class Shares       -0.65%                 5.79%
Baird Intermediate Municipal Bond Fund - Investor Class Shares            -0.80%                 5.52%
Lehman Brothers 10-Year General Obligation Bond Index(2)<F22>              0.52%                 5.35%

(1)<F21> For the period March 30, 2001 (commencement of operations) to June 30, 2004.
(2)<F22> The Lehman Brothers 10-Year General Obligation Bond Index is an unmanaged, market value weighted index of bond prices compiled by Lehman Brothers. The index is comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million; have a minimum amount outstanding of at least $5 million; have been issued within the last five years; and have a maturity of eight to twelve years. The Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

THE FUND'S INVESTMENT RESULTS REPRESENT AVERAGE ANNUAL TOTAL RETURNS. THE RETURNS REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

BAIRD INTERMEDIATE MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS       JUNE 30, 2004 (UNAUDITED)

 Principal
   Amount                                                             Value
 ---------                                                            -----

MUNICIPAL BONDS - 97.4%

ALABAMA - 1.3%
 $  460,000    Mobile Alabama, ETM
               6.20%, 02-15-2007                                   $   497,251
                                                                   -----------

CALIFORNIA - 2.8%
    500,000    Golden State Tobacco
               Securitization Corporation,
               6.25%, 06-01-2033                                       450,255
    450,000    Santa Rosa California
               Hospital Revenue, ETM
               10.30%, 03-01-2011                                      567,819
                                                                   -----------
                                                                     1,018,074
                                                                   -----------

COLORADO - 0.4%
    120,000    Colorado Springs Colorado
               Utilities Revenue, ETM
               5.80%, 11-15-2010                                       130,912
                                                                   -----------

DELAWARE - 4.8%
  1,500,000    Delaware State Economic
               Development Authority
               Revenue, ETM
               6.75%, 01-01-2013                                     1,773,330
                                                                   -----------

FLORIDA - 2.4%
    300,000    Jacksonville Florida Health
               Facility Authority Hospital
               Revenue, ETM
               11.50%, 10-01-2012                                      461,736
    370,000    Orange County Florida
               Health Revenue, ETM
               8.75%, 10-01-2009                                       427,816
                                                                   -----------
                                                                       889,552
                                                                   -----------

GEORGIA - 3.0%
    895,000    Fulton County Georgia
               Hospital Authority
               Revenue, ETM
               7.88%, 10-01-2013                                     1,118,276
                                                                   -----------

ILLINOIS - 5.9%
  1,000,000    Illinois State, Pre-refunded
               to 01-01-2010
               6.00%, 01-01-2014                                     1,133,400
  1,000,000    Lake County Illinois
               Community High School
               District No. 128,
               5.00%, 01-01-2013                                     1,067,880
                                                                   -----------
                                                                     2,201,280
                                                                   -----------

INDIANA - 12.0%
    745,000    Baugo Indiana School
               Building Corporation,
               5.50%, 01-15-2012                                       822,681
  3,030,000    Indiana State Office
               Building, Pre-refunded
               to 07-01-2013
               5.38%, 07-01-2015                                     3,363,603
    195,000    Indiana Toll Road
               Commission, ETM
               9.00%, 01-01-2015                                       261,834
                                                                   -----------
                                                                     4,448,118
                                                                   -----------

IOWA - 1.9%
    630,000    Muscatine Iowa Electric
               Revenue, ETM
               6.70%, 01-01-2013                                       715,585
                                                                   -----------

LOUISIANA - 8.1%
    645,000    Denham Springs-Livingston
               Housing and Mortgage
               Finance Authority, ETM
               7.20%, 08-01-2010                                       775,632
    400,000    Houma-Terrebonne
               Public Transit Financing
               Authority, ETM
               7.30%, 04-01-2010                                       476,056
  1,450,000    Jefferson Parish LA Home
               Mortgage Authority, ETM
               7.10%, 08-01-2010                                     1,725,239
                                                                   -----------
                                                                     2,976,927
                                                                   -----------

MINNESOTA - 2.3%
    740,000    Western Minnesota
               Municipal Power
               Agency, ETM
               6.38%, 01-01-2016                                       843,948
                                                                   -----------

MISSISSIPPI - 2.8%
    600,000    Mississippi Housing
               Financial Corporation, ETM
               0.00%, 06-01-2015                                       356,958
    625,000    Mississippi State, ETM
               6.20%, 02-01-2008                                       687,975
                                                                   -----------
                                                                     1,044,933
                                                                   -----------

NEW JERSEY - 3.1%
    400,000    New Jersey State Transit
               Trust, Pre-refunded
               to 06-15-2009
               5.00%, 06-15-2017                                       432,852
               New Jersey State Turnpike
               Authority, ETM:
    527,000    6.75%, 01-01-2009                                       561,424
    130,000    6.50%, 01-01-2016                                       153,672
                                                                   -----------
                                                                     1,147,948
                                                                   -----------

NEW YORK - 2.9%
  1,000,000    Triborough Bridge &
               Tunnel Authority, ETM
               5.25%, 01-01-2014                                     1,067,860
                                                                   -----------

OHIO - 0.5%
    165,000    Miamisburg Ohio Water
               Revenue, ETM
               7.00%, 11-15-2016                                       195,850
                                                                   -----------

OKLAHOMA - 7.7%
  2,360,000    Tulsa County Oklahoma
               Home Financing Authority
               Single Family Mortgage
               Revenue, ETM
               6.90%, 08-01-2011                                     2,856,969
                                                                   -----------

PENNSYLVANIA - 9.6%
    810,000    Philadelphia Pennsylvania
               Gas Works, ETM
               7.00%, 05-15-2020                                       991,027
  1,515,000    Pittsburgh Pennsylvania
               Water & Sewer
               Authority, ETM
               7.25%, 09-01-2014                                     1,811,334
  1,000,000    Wilson Pennsylvania
               Area School District,
               0.00%, 05-15-2011                                       757,310
                                                                   -----------
                                                                     3,559,671
                                                                   -----------

SOUTH CAROLINA - 0.9%
    285,000    Greenville South Carolina
               Waterworks Revenue, ETM
               7.00%, 02-01-2010                                       337,922
                                                                   -----------

SOUTH DAKOTA - 2.2%
    705,000    Heartland Consumers
               Power District, ETM
               7.00%, 01-01-2016                                       823,221
                                                                   -----------

TENNESSEE - 7.0%
    690,000    Metropolitan Government
               Nashville & Davidson County
               Tennessee H&E, ETM
               6.10%, 07-01-2010                                       748,643
  1,545,000    Metropolitan Government
               Nashville & Davidson
               County Tennessee Water &
               Sewer Revenue, ETM
               6.50%, 12-01-2014                                     1,851,559
                                                                   -----------
                                                                     2,600,202
                                                                   -----------

TEXAS - 7.8%
    575,000    Houston Texas Sewer
               System Revenue, ETM
               9.38%, 10-01-2013                                       773,553
    675,000    Sam Rayburn Texas
               Municipal Power
               Agency, ETM
               6.00%, 09-01-2010                                       751,113
    225,000    Texas Public Building
               Authority Building
               Revenue, ETM
               7.13%, 08-01-2011                                       262,937
  1,000,000    University Houston Texas,
               5.25%, 02-15-2012                                     1,092,350
                                                                   -----------
                                                                     2,879,953
                                                                   -----------

UTAH - 2.1%
    605,000    Salt Lake City Utah
               Hospital Revenue, ETM
               8.13%, 05-15-2015                                       763,758
                                                                   -----------

WASHINGTON - 5.9%
  1,025,000    Clark County School
               District No. 037,
               5.13%, 12-01-2011                                     1,112,668
  1,000,000    Washington State,
               5.00%, 09-01-2013                                     1,064,600
                                                                   -----------
                                                                     2,177,268
                                                                   -----------
               Total Municipal Bonds
               (Cost $36,108,169)                                   36,068,808
                                                                   -----------

   Shares                                                             Value
   ------                                                             -----

SHORT-TERM INVESTMENT - 0.7%

MONEY MARKET FUND - 0.7%
    277,037    Tax Free Investment
               Company Cash Reserve
               Portfolio - AIM Fund                                    277,037
                                                                   -----------

               Total Short-Term
               Investment
               (Cost $277,037)                                         277,037
                                                                   -----------
               Total Investments
               (Cost $36,385,206)
               98.1%                                                36,345,845
                                                                   -----------
               Other Assets, less
               Liabilities 1.9%                                        695,155
                                                                   -----------
               TOTAL NET
               ASSETS 100.0%                                       $37,041,000
                                                                   -----------
                                                                   -----------

ETM Escrowed to maturity

                     See notes to the financial statements

BAIRD CORE PLUS BOND FUND
JUNE 30, 2004

The investment objective of the Baird Core Plus Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers U.S. Universal Bond Index. The Lehman Brothers U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt with maturities of at least one year.

PORTFOLIO CHARACTERISTICS

                              QUALITY DISTRIBUTION

                    U.S. Treasury                        15%
                    U.S. Gov't Agency                    35%
                    Aaa                                  12%
                    Aa                                    1%
                    A                                     8%
                    Baa                                  19%
                    Below Baa                            10%

                               SECTOR WEIGHTINGS

                    U.S. Treasury                        15%
                    U.S. Gov't Agency                     4%
                    Mortgage/CMOs                        31%
                    Int'l                                 1%
                    Asset-Backed                         12%
                    Industrials                          20%
                    Utility                               7%
                    Finance/Bank/Broker                   7%
                    Cash                                  2%
                    Municipal                             1%

NET ASSETS:            $31,493,161
SEC 30-DAY YIELD:*<F23>               PORTFOLIO EXPENSE RATIO:
Institutional Class:         5.50%    Institutional Class:         0.30%
Investor Class:              5.13%    Investor Class:              0.55%**<F24>
AVERAGE DURATION:       4.78 years    PORTFOLIO TURNOVER RATIO:   35.97%
AVERAGE MATURITY:       8.58 years    TOTAL NUMBER OF HOLDINGS:     101

 *<F23> SEC yields are based on SEC guidelines and are calculated on 30 days ended June 30, 2004.
**<F24>   Includes 0.25% 12b-1 fee.

BAIRD CORE PLUS BOND FUND

ANNUALIZED TOTAL RETURNS

For the Period Ended June 30, 2004                             ONE YEAR       SINCE INCEPTION(1)<F25>
----------------------------------                             --------       -----------------------
Baird Core Plus Bond Fund - Institutional Class Shares           2.92%                 7.77%
Baird Core Plus Bond Fund - Investor Class Shares                2.59%                 7.51%
Lehman Brothers U.S. Universal Bond Index(2)<F26>                1.01%                 7.36%

(1)<F25> For the period September 29, 2000 (commencement of operations) to June 30, 2004.
(2)<F26> The Lehman Brothers U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt with maturities of at least one year. The Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

THE FUND'S INVESTMENT RESULTS REPRESENT AVERAGE ANNUAL TOTAL RETURNS. THE RETURNS REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

BAIRD CORE PLUS BOND FUND

SCHEDULE OF INVESTMENTS       JUNE 30, 2004 (UNAUDITED)

 Principal
   Amount                                                             Value
 ---------                                                            -----

LONG-TERM INVESTMENTS - 98.5%

ASSET-BACKED SECURITIES - 12.3%
 $  450,000    American General
               Mortgage Loan Trust,
               Series 2003-1, Class A2,
               2.54%, 04-25-2033                                   $   446,878
    245,699    Bear Stearns Asset Backed
               Securities Trust,
               Series 2003-AC1, Class A1,
               4.10%, 05-25-2033                                       247,298
    472,520    Contimortgage Home
               Equity Loan Trust,
               Series 1998-2, Class A7,
               6.57%, 03-15-2023                                       475,459
               Green Tree Financial
               Corporation:
     72,897    Series 1997-1, Class A5,
               6.86%, 03-15-2028                                        76,248
    570,912    Series 1998-4, Class A5,
               6.18%, 04-01-2030                                       554,348
    150,301    Oakwood Mortgage
               Investors, Inc.,
               Series 1999-B, Class A3,
               6.45%, 11-15-2017                                       138,385
               Residential Asset
               Mortgage Products, Inc.:
    400,000    Series 2003-RS11, Class AI3,
               3.56%, 08-25-2028                                       397,386
    400,000    Series 2003-RS5, Class AI3,
               2.59%, 10-25-2028                                       395,995
    300,000    Series 2003-RS10, Class AI7,
               4.85%, 11-25-2033                                       294,253
               Residential Asset
               Securities Corporation:
    450,000    Series 2003-KS2, Class AI3,
               2.66%, 11-25-2028                                       446,478
    450,000    Series 2003-KS5, Class AI6,
               3.62%, 07-25-2033                                       416,577
                                                                   -----------
                                                                     3,889,305
                                                                   -----------

FINANCIAL - 6.7%
    175,000    CIT Group, Inc. Notes,
               3.38%, 04-01-2009                                       166,187
    100,000    Countrywide Home
               Loans, Inc.,
               6.25%, 04-15-2009                                       106,902
    350,000    First National Bank Omaha
               Subordinated Notes,
               7.32%, 12-01-2010                                       364,041
    250,000    First Union Capital,
               7.94%, 01-15-2027                                       272,868
    375,000    Liberty Mutual
               Insurance Notes,
               7.70%, 10-15-2097,
               (Acquired 03-26-03;
               Cost $239,982)*<F27>                                    370,935
    100,000    New York Life Insurance
               Company Notes,
               5.88%, 05-15-2033,
               (Acquired 05-05-03;
               Cost $99,024)*<F27>                                      95,088
    100,000    Transamerica Capital II,
               7.65%, 12-01-2026,
               (Acquired 10-21-03;
               Cost $108,421)*<F27>                                    104,798
    457,000    Washington Mutual
               Capital I,
               8.38%, 06-01-2027                                       513,759
    100,000    Wharf International
               Finance LTD, F<F30>
               7.63%, 03-13-2007                                       109,089
                                                                   -----------
                                                                     2,103,667
                                                                   -----------

INDUSTRIAL - 19.8%
    110,989    America West Airlines Pass
               Thru Certificates,
               8.54%, 01-02-2006                                        87,436
    300,000    AOL Time Warner, Inc.,
               7.63%, 04-15-2031                                       324,642
    649,645    Atlas Air, Inc. Pass
               Thru Certificates,
               8.71%, 01-02-2019                                       638,595
    100,000    The Boeing Company
               Debentures,
               8.10%, 11-15-2006                                       109,663
    150,000    Bunge Ltd. Finance
               Corporation Notes,
               5.35%, 04-15-2014,
               (Acquired 04-07-04;
               Cost $149,897)*<F27>                                    143,262
     72,291    Burlington Northern Santa
               Fe Pass Thru Certificates,
               7.42%, 03-23-2010                                        78,262
               Continental Airlines, Inc.
               Pass Thru Certificates:
    300,000    7.43%, 09-15-2004                                       294,356
     34,544    7.42%, 04-01-2007                                        31,149
     89,846    6.80%, 07-02-2007                                        76,580
     79,122    6.90%, 01-02-2018                                        74,357
    400,000    Continental Cablevision
               Debentures,
               9.50%, 08-01-2013                                       443,996
    500,000    Delta Air Lines Pass
               Thru Certificates,
               7.78%, 11-18-2005                                       320,978
    100,000    Deutsche Telekom
               International Finance, F<F30>
               8.25%, 06-15-2030                                       121,714
     75,525    Duty Free Promissory Note,
               0.00%, 11-10-2013
               (Acquired 11-10-03;
               Cost $26,434),*<F27>,**<F28>,^<F29>                      26,434
    400,000    Ford Motor Company
               Debentures,
               9.22%, 09-15-2021                                       436,208
    150,000    Glencore Funding LLC,
               6.00%, 04-15-2014,
               (Acquired 03-31-04;
               Cost $148,928)*<F27>                                    139,131
    100,000    Halliburton Company Notes,
               5.50%, 10-15-2010                                       101,169
    148,000    JC Penney Co. Inc.
               Debentures,
               9.75%, 06-15-2021                                       152,440
    297,500    May Department Stores
               Company Debentures,
               9.75%, 02-15-2021                                       373,728
     77,000    Norfolk Southern
               Corporation Senior Notes,
               8.38%, 05-15-2005                                        80,940
    535,923    Northwest Airlines, Inc.,
               7.25%, 01-02-2012                                       378,469
    101,766    Northwest Airlines, Inc.
               Pass Thru Certificates,
               8.07%, 10-01-2019                                       108,860
    200,000    PCCW Capital II Ltd., F<F30>
               6.00%, 07-15-2013,
               (Acquired 07-10-03;
               Cost $199,066)*<F27>                                    197,710
    180,000    Sealed Air Corporation,
               8.75%, 07-01-2008,
               (Acquired 03-27-03;
               Cost $194,067)*<F27>                                    206,147
    288,087    Southwest Airlines
               Company Pass Through
               Certificates,
               7.67%, 01-02-2014                                       320,799
               Tyco International
               Group SA: F<F30>
    350,000    6.38%, 10-15-2011                                       372,323
     50,000    6.00%, 11-15-2013                                        51,401
    675,000    United Air Lines Pass
               Thru Certificates,
               6.20%, 09-01-2008                                       555,327
                                                                   -----------
                                                                     6,246,076
                                                                   -----------

UTILITIES - 6.6%
     64,000    Conectiv, Inc. Notes,
               6.73%, 06-01-2006                                        65,554
    300,000    Edison Mission
               Senior Notes,
               9.88%, 04-15-2011                                       312,750
    350,000    Gemstone Investors, Ltd., F<F30>
               7.71%, 10-31-2004,
               (Acquired 10-25-01;
               Cost $350,000)*<F27>                                    352,625
    400,000    Oneok, Inc. Senior Notes,
               7.13%, 04-15-2011                                       440,160
     50,000    Pacific Gas and
               Electric Company,
               6.05%, 03-01-2034                                        47,028
    200,000    PSE&G Energy Holdings
               LLC Senior Notes,
               8.50%, 06-15-2011                                       214,000
     50,000    PSI Energy, Inc. Debentures,
               7.85%, 10-15-2007                                        55,934
    297,536    RGS (I&M) Funding
               Corporation Debentures,
               9.82%, 12-07-2022                                       377,859
    100,000    Tristate Gen & Trans Assn,
               6.04%, 01-31-2018                                       100,047
    100,000    Utilicorp United, Inc.
               Senior Notes,
               7.00%, 07-15-2004                                        99,875
                                                                   -----------
                                                                     2,065,832
                                                                   -----------

MORTGAGE-BACKED SECURITIES - 31.4%
               Federal Gold Loan Mortgage
               Corporation (FGLMC):
    209,084    6.00%, 05-01-2017                                       218,174
    275,234    5.50%, 03-01-2023                                       278,828
    180,327    6.50%, 09-01-2028                                       188,451
    285,287    6.50%, 12-01-2028                                       298,139
    215,217    6.50%, 05-01-2029                                       224,796
    214,204    6.50%, 06-01-2029                                       223,739
               Federal Home Loan
               Mortgage Corporation
               (FHLMC):
    400,000    Series 2567, Class OD,
               5.00%, 08-15-2015                                       403,311
     60,868    Series 1053, Class G,
               7.00%, 03-15-2021                                        61,079
     89,524    Series 1122, Class G,
               7.00%, 08-15-2021                                        89,468
    250,000    Series 2598, Class QC,
               4.50%, 06-15-2027                                       245,042
    442,334    Series 2531, Class N,
               4.00%, 07-15-2027                                       441,409
               Federal National Mortgage
               Association (FNMA):
    517,714    5.00%, 02-01-2018                                       520,072
    352,241    5.00%, 10-01-2018                                       353,494
    349,100    5.00%, 11-01-2018                                       350,343
    140,457    6.50%, 09-01-2028                                       146,637
    246,385    6.50%, 02-01-2029                                       257,225
    414,729    5.50%, 01-01-2032                                       414,803
    400,000    Series 2002-82, Class XC,
               5.00%, 05-25-2014                                       407,238
    450,000    Series 2002-74, Class TC,
               5.00%, 03-25-2015                                       458,910
    357,040    Series 2002-70, Class PL,
               5.00%, 04-25-2015                                       364,819
    450,000    Series 2539, Class QB,
               5.00%, 09-15-2015                                       457,831
    350,000    Series 2002-57, Class PE,
               5.50%, 09-25-2015                                       362,579
    300,000    Series 2003-16, Class PC,
               5.00%, 10-25-2015                                       300,349
     36,736    Series 1989-94, Class G,
               7.50%, 12-25-2019                                        39,372
     41,596    Series 1990-15, Class J,
               7.00%, 02-25-2020                                        43,434
     73,956    Series 1990-76, Class G,
               7.00%, 07-25-2020                                        77,449
     40,964    Series 1991-21, Class J,
               7.00%, 03-25-2021                                        42,661
    116,781    Series 1992-129, Class L,
               6.00%, 07-25-2022                                       121,259
    165,027    Series 1993-32, Class H,
               6.00%, 03-25-2023                                       168,894
    335,168    Series 1993-58, Class H,
               5.50%, 04-25-2023                                       345,238
    450,000    Series 2003-31, Class KG,
               4.50%, 12-25-2028                                       449,480
    143,118    Series 2003-44, Class AB,
               3.75%, 05-25-2033                                       137,653
               Government National
               Mortgage Association
               (GNMA):
    255,058    6.50%, 08-15-2027                                       268,050
    405,989    6.00%, 12-20-2028                                       417,000
    167,062    6.50%, 01-20-2029                                       174,471
    163,964    6.50%, 02-20-2029                                       171,236
    356,509    6.00%, 11-20-2033                                       365,506
                                                                   -----------
                                                                     9,888,439
                                                                   -----------

MUNICIPAL BOND - 0.7%
    235,640    Tobacco Settlement
               Financing Corporation,
               Series 2001-A, Class A,
               6.36%, 05-15-2025                                       230,081
                                                                   -----------

INTERNATIONAL (U.S. $ DENOMINATED) - 1.5%
    400,000    Pemex Project Funding
               Master Trust,
               9.13%, 10-13-2010                                       458,000
                                                                   -----------

U.S. GOVERNMENT AGENCY ISSUE - 4.1%
  1,155,000    Federal Home Loan
               Mortgage Corporation
               (FHLMC),
               6.63%, 09-15-2009                                     1,276,315
                                                                   -----------

U.S. TREASURY OBLIGATIONS - 15.4%
               U.S. Treasury Bonds:
  1,100,000    9.25%, 02-15-2016                                     1,526,980
  3,000,000    6.25%, 08-15-2023                                     3,322,032
                                                                   -----------
                                                                     4,849,012
                                                                   -----------
               Total Long-Term
               Investments
               (Cost $31,252,872)                                   31,006,727
                                                                   -----------


   Shares                                                             Value
   ------                                                             -----
SHORT-TERM INVESTMENTS - 2.3%

INVESTMENT COMPANY - 0.2%
     77,191    Investment Company
               Cash Reserve Portfolio -
               AIM Fund                                                 77,191
                                                                   -----------


 Principal
   Amount                                                             Value
 ---------                                                            -----
VARIABLE RATE DEMAND NOTES#<F31> - 2.1%
 $   17,915    American Family Financial
               Services, Inc., 0.88%                                    17,915
    632,570    Wisconsin Corporation
               Central Credit
               Union, 1.03%                                            632,570
                                                                   -----------
                                                                       650,485
                                                                   -----------
               Total Short-Term
               Investments
               (Cost $727,676)                                         727,676
                                                                   -----------
               Total Investments
               (Cost $31,980,548)
               100.8%                                               31,734,403
                                                                   -----------
               Liabilities, less Other
               Assets   (0.8%)                                        (241,242)
                                                                   -----------
               TOTAL NET
               ASSETS  100.0%                                      $31,493,161
                                                                   -----------
                                                                   -----------

 *<F27>   Unregistered security
**<F28>   Fair valued security
 ^<F29>   Non-income producing security
 F<F30>   Foreign
 #<F31> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2004.

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES       JUNE 30, 2004 (UNAUDITED)

                                                                                             BAIRD
                                                        BAIRD                            INTERMEDIATE         BAIRD
                                                     INTERMEDIATE     BAIRD AGGREGATE      MUNICIPAL        CORE PLUS
                                                      BOND FUND          BOND FUND         BOND FUND        BOND FUND
                                                     ------------     ---------------    ------------       ---------
ASSETS:
   Investments, at value                             $152,235,752      $102,914,448       $36,345,845      $31,734,403
     (cost $152,056,741,
     $102,621,522, $36,385,206 and
     $31,980,548 respectively)
   Interest receivable                                  2,207,134         1,196,938           704,743          420,683
   Receivable for fund shares sold                          4,253            42,243                --            6,588
                                                     ------------      ------------       -----------      -----------
   Total assets                                       154,447,139       104,153,629        37,050,588       32,161,674
                                                     ------------      ------------       -----------      -----------

LIABILITIES:
   Payable for securities purchased                       507,239           957,339                --          563,141
   Payable for fund shares purchased                        8,200            74,381                --           62,565
   Payable to advisor and distributor                      38,232            24,968             9,588            7,765
   Other liabilities                                           --             8,495                --           35,042
                                                     ------------      ------------       -----------      -----------
   Total liabilities                                      553,671         1,065,183             9,588          668,513
                                                     ------------      ------------       -----------      -----------
NET ASSETS                                           $153,893,468      $103,088,446       $37,041,000      $31,493,161
                                                     ------------      ------------       -----------      -----------
                                                     ------------      ------------       -----------      -----------
NET ASSETS CONSIST OF:
   Capital stock                                     $154,322,874      $102,678,156       $37,074,128      $31,193,924
   Accumulated undistributed net
     investment income (loss)                              60,445           (11,099)           23,188          (37,380)
   Accumulated net realized gain (loss)
     on investments sold                                 (668,862)          128,463           (16,955)         582,762
   Net unrealized appreciation (depreciation)
     on investments                                       179,011           292,926           (39,361)        (246,145)
                                                     ------------      ------------       -----------      -----------
NET ASSETS                                           $153,893,468      $103,088,446       $37,041,000      $31,493,161
                                                     ------------      ------------       -----------      -----------
                                                     ------------      ------------       -----------      -----------
INSTITUTIONAL CLASS SHARES
   Net Assets                                        $151,723,709      $103,007,561       $34,365,993      $31,385,401
   Shares outstanding ($0.01 par value,
     unlimited shares authorized)                      14,239,645         9,797,282         3,258,590        3,065,040
   Net asset value, offering and
     redemption price per share                      $      10.66      $      10.51       $     10.55      $     10.24
                                                     ------------      ------------       -----------      -----------
                                                     ------------      ------------       -----------      -----------
INVESTOR CLASS SHARES
   Net Assets                                        $  2,169,759      $     80,885       $ 2,675,007      $   107,760
   Shares outstanding ($0.01 par value,
     unlimited shares authorized)                         198,153             7,548           249,393           10,293
   Net asset value, offering and
     redemption price per share                      $      10.95      $      10.72       $     10.73      $     10.47
                                                     ------------      ------------       -----------      -----------
                                                     ------------      ------------       -----------      -----------

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF OPERATIONS       SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                                               BAIRD
                                                         BAIRD                             INTERMEDIATE          BAIRD
                                                      INTERMEDIATE     BAIRD AGGREGATE       MUNICIPAL         CORE PLUS
                                                       BOND FUND          BOND FUND          BOND FUND         BOND FUND
                                                     ------------      ---------------     ------------        ---------
INVESTMENT INCOME:
   Interest income                                     $3,673,649        $2,502,454        $   714,606        $   912,599
                                                       ----------        ----------        -----------        -----------
   Total investment income                              3,673,649         2,502,454            714,606            912,599
                                                       ----------        ----------        -----------        -----------
EXPENSES:
   Investment advisory fee                                192,685           126,737             44,061             44,628
   Administration fee                                      38,537            25,348              8,812              8,926
   Distribution expense - Investor Class Shares             2,442               499              2,750                152
                                                       ----------        ----------        -----------        -----------
   Total expenses                                         233,664           152,584             55,623             53,706
                                                       ----------        ----------        -----------        -----------
NET INVESTMENT INCOME                                   3,439,985         2,349,870            658,983            858,893
                                                       ----------        ----------        -----------        -----------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments               (625,680)          155,342            (15,602)           860,117
   Change in unrealized
     depreciation on investments                       (2,711,698)       (2,083,161)        (1,436,552)        (1,281,723)
                                                       ----------        ----------        -----------        -----------
   Net realized and unrealized
     loss on investments                               (3,337,378)       (1,927,819)        (1,452,154)          (421,606)
                                                       ----------        ----------        -----------        -----------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS                                      $  102,607        $  422,051        $  (793,171)       $   437,287
                                                       ----------        ----------        -----------        -----------
                                                       ----------        ----------        -----------        -----------

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                BAIRD INTERMEDIATE BOND FUND
                                                                            ------------------------------------
                                                                            Six Months Ended
                                                                             June 30, 2004         Year Ended
                                                                              (unaudited)      December 31, 2003
                                                                            ----------------   -----------------
OPERATIONS:
   Net investment income                                                      $  3,439,985        $  6,434,985
   Net realized gain (loss) on investments                                        (625,680)          1,740,221
   Change in unrealized appreciation (depreciation) on investments              (2,711,698)            537,951
                                                                              ------------        ------------
   Net increase in net assets resulting from operations                            102,607           8,713,157
                                                                              ------------        ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                    18,658,445          43,458,210
   Shares issued to holders in reinvestment of dividends                         3,129,281           7,222,416
   Cost of shares redeemed                                                     (15,756,161)        (47,428,392)
                                                                              ------------        ------------
   Net increase in net assets resulting from
     capital share transactions                                                  6,031,565           3,252,234
                                                                              ------------        ------------
DISTRIBUTIONS TO
  INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income                                                   (3,358,514)         (6,546,220)
   From realized gains                                                                  --          (1,561,393)
                                                                              ------------        ------------
                                                                                (3,358,514)         (8,107,613)
                                                                              ------------        ------------
DISTRIBUTIONS TO
  INVESTOR CLASS SHAREHOLDERS:
   From net investment income                                                      (40,693)            (49,351)
   From realized gains                                                                  --             (13,425)
                                                                              ------------        ------------
                                                                                   (40,693)            (62,776)
                                                                              ------------        ------------
TOTAL INCREASE IN NET ASSETS                                                     2,734,965           3,795,002

NET ASSETS:
   Beginning of period                                                         151,158,503         147,363,501
                                                                              ------------        ------------
   End of period (including undistributed net investment
     income of $60,445 and $19,667, respectively)                             $153,893,468        $151,158,503
                                                                              ------------        ------------
                                                                              ------------        ------------

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 BAIRD AGGREGATE BOND FUND
                                                                            ------------------------------------
                                                                            Six Months Ended
                                                                             June 30, 2004         Year Ended
                                                                              (unaudited)      December 31, 2003
                                                                            ----------------   -----------------
OPERATIONS:
   Net investment income                                                      $  2,349,870         $ 4,198,609
   Net realized gain on investments                                                155,342           1,661,350
   Change in unrealized appreciation (depreciation) on investments              (2,083,161)            106,878
                                                                              ------------         -----------
   Net increase in net assets resulting from operations                            422,051           5,966,837
                                                                              ------------         -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                    16,248,434          36,689,242
   Shares issued to holders in reinvestment of dividends                         2,070,342           5,339,766
   Cost of shares redeemed                                                      (5,554,587)        (38,487,603)
                                                                              ------------         -----------
   Net increase in net assets resulting from
     capital share transactions                                                 12,764,189           3,541,405
                                                                              ------------         -----------
DISTRIBUTIONS TO
  INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income                                                   (2,361,926)         (4,442,442)
   From realized gains                                                                  --          (1,435,567)
                                                                              ------------         -----------
                                                                                (2,361,926)         (5,878,009)
                                                                              ------------         -----------
DISTRIBUTIONS TO
  INVESTOR CLASS SHAREHOLDERS:
   From net investment income                                                       (6,246)            (41,011)
   From realized gains                                                                  --             (11,501)
                                                                              ------------         -----------
                                                                                    (6,246)            (52,512)
                                                                              ------------         -----------
TOTAL INCREASE IN NET ASSETS                                                    10,818,068           3,577,721

NET ASSETS:
   Beginning of period                                                          92,270,378          88,692,657
                                                                              ------------         -----------
   End of period (including undistributed net investment
     income (loss) of ($11,099) and $7,203, respectively)                     $103,088,446         $92,270,378
                                                                              ------------         -----------
                                                                              ------------         -----------

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           BAIRD INTERMEDIATE MUNICIPAL BOND FUND
                                                                           --------------------------------------
                                                                            Six Months Ended
                                                                             June 30, 2004         Year Ended
                                                                              (unaudited)      December 31, 2003
                                                                            ----------------   -----------------
OPERATIONS:
   Net investment income                                                       $   658,983         $ 1,214,886
   Net realized gain (loss) on investments                                         (15,602)            124,095
   Change in unrealized appreciation (depreciation) on investments              (1,436,552)            166,880
                                                                               -----------         -----------
   Net increase (decrease) in net assets resulting from operations                (793,171)          1,505,861
                                                                               -----------         -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                     9,721,133           1,659,864
   Shares issued to holders in reinvestment of dividends                           550,314           1,279,039
   Cost of shares redeemed                                                      (2,792,468)         (4,030,518)
                                                                               -----------         -----------
   Net increase (decrease) in net assets resulting from
     capital share transactions                                                  7,478,979          (1,091,615)
                                                                               -----------         -----------
DISTRIBUTIONS TO
  INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income                                                     (596,606)         (1,198,858)
   From realized gains                                                                  --            (123,978)
                                                                               -----------         -----------
                                                                                  (596,606)         (1,322,836)
                                                                               -----------         -----------
DISTRIBUTIONS TO
  INVESTOR CLASS SHAREHOLDERS:
   From net investment income                                                      (39,189)            (25,068)
   From realized gains                                                                  --              (3,070)
                                                                               -----------         -----------
                                                                                   (39,189)            (28,138)
                                                                               -----------         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          6,050,013            (936,728)

NET ASSETS:
   Beginning of period                                                          30,990,987          31,927,715
                                                                               -----------         -----------
   End of period (including undistributed net investment
     income of $23,188 and $0, respectively)                                   $37,041,000         $30,990,987
                                                                               -----------         -----------
                                                                               -----------         -----------

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 BAIRD CORE PLUS BOND FUND
                                                                            ------------------------------------
                                                                            Six Months Ended
                                                                             June 30, 2004         Year Ended
                                                                              (unaudited)      December 31, 2003
                                                                            ----------------   -----------------
OPERATIONS:
   Net investment income                                                       $   858,893         $ 2,172,767
   Net realized gain on investments                                                860,117           1,461,883
   Change in unrealized appreciation (depreciation) on investments              (1,281,723)            392,393
                                                                               -----------         -----------
   Net increase in net assets resulting from operations                            437,287           4,027,043
                                                                               -----------         -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                     1,803,662           7,748,809
   Shares issued to holders in reinvestment of dividends                           441,310           1,824,060
   Cost of shares redeemed                                                     (13,121,768)        (21,370,481)
                                                                               -----------         -----------
   Net decrease in net assets resulting from
     capital share transactions                                                (10,876,796)        (11,797,612)
                                                                               -----------         -----------
DISTRIBUTIONS TO
  INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income                                                     (898,618)         (2,456,877)
   From realized gains                                                                  --          (1,443,349)
                                                                               -----------         -----------
                                                                                  (898,618)         (3,900,226)
                                                                               -----------         -----------
DISTRIBUTIONS TO
  INVESTOR CLASS SHAREHOLDERS:
   From net investment income                                                       (2,827)             (8,965)
   From realized gains                                                                  --              (4,074)
                                                                               -----------         -----------
                                                                                    (2,827)            (13,039)
                                                                               -----------         -----------
TOTAL DECREASE IN NET ASSETS                                                   (11,340,954)        (11,683,834)

NET ASSETS:
   Beginning of period                                                          42,834,115          54,517,949
                                                                               -----------         -----------
   End of period (including undistributed net investment
     income (loss) of ($37,380) and $5,172, respectively)                      $31,493,161         $42,834,115
                                                                               -----------         -----------
                                                                               -----------         -----------

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                          BAIRD INTERMEDIATE BOND FUND
                                              ------------------------------------------------------------------------------------
                                              Institutional                                                      Institutional
                                              Class Shares    Institutional   Institutional   Institutional       Class Shares
                                               Six Months     Class Shares     Class Shares    Class Shares      September 29,
                                                  Ended        Year Ended       Year Ended      Year Ended    2000(1)<F32> through
                                              June 30, 2004   December 31,     December 31,    December 31,       December 31,
                                               (unaudited)        2003             2002            2001               2000
                                              -------------   ------------     ------------    ------------   --------------------
Per Share Data:
  Net asset value, beginning of period        $      10.88    $      10.86    $      10.60     $     10.55          $    10.00
                                              ------------    ------------    ------------     -----------          ----------
Income from investment operations:
  Net investment income                               0.24            0.49            0.56            0.62(6)             0.13
                                                                                                         <F37>
  Net realized and unrealized
    gains (losses) on investments                    (0.22)           0.14            0.27            0.08(7)             0.53
                                                                                                         <F38>
                                              ------------    ------------    ------------     -----------          ----------
  Total from investment operations                    0.02            0.63            0.83            0.70                0.66
                                              ------------    ------------    ------------     -----------          ----------
Less distributions:
  Dividends from net investment income               (0.24)          (0.49)          (0.56)          (0.62)              (0.11)
  Distributions from net realized gains                 --           (0.12)          (0.01)          (0.03)              (0.00)(5)
                                                                                                                              <F36>
                                              ------------    ------------    ------------     -----------          ----------
  Total distributions                                (0.24)          (0.61)          (0.57)          (0.65)              (0.11)
                                              ------------    ------------    ------------     -----------          ----------
Net asset value, end of period                $      10.66    $      10.88    $      10.86     $     10.60         $     10.55
                                              ------------    ------------    ------------     -----------          ----------
                                              ------------    ------------    ------------     -----------          ----------
Total return                                         0.16%(2)        5.89%           8.02%           6.68%               6.63%(2)
                                                         <F33>                                                               <F33>
Supplemental data and ratios:
  Net assets, end of period                   $151,723,709    $149,836,855    $146,236,339     $89,682,104          $9,769,062
  Ratio of expenses to average net assets            0.30%(3)        0.30%           0.30%           0.30%               0.30%(3)
                                                         <F34>                                                               <F34>
  Ratio of net investment income
    to average net assets                            4.47%(3)        4.39%           5.20%           5.71%               6.73%(3)
                                                         <F34>                                                               <F34>
  Portfolio turnover rate(4)<F35>                    19.2%(2)        64.4%           41.1%           79.5%              102.5%(2)
                                                         <F33>                                                               <F33>

(1)<F32>  Commencement of operations.
(2)<F33>  Not annualized.
(3)<F34>  Annualized.
(4)<F35> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F36>  Amount is less than $0.01.
(6)<F37>  Calculated using average shares outstanding during the period.
(7)<F38> The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                          BAIRD INTERMEDIATE BOND FUND
                                              ------------------------------------------------------------------------------------
                                                Investor                                                            Investor
                                              Class Shares      Investor         Investor        Investor         Class Shares
                                               Six Months     Class Shares     Class Shares    Class Shares      September 29,
                                                  Ended        Year Ended       Year Ended      Year Ended    2000(1)<F39> through
                                              June 30, 2004   December 31,     December 31,    December 31,       December 31,
                                               (unaudited)        2003             2002            2001               2000
                                              -------------   ------------     ------------    ------------   --------------------
Per Share Data:
  Net asset value, beginning of period        $      11.17    $      11.13     $      10.71    $     10.56         $    10.00
                                              ------------    ------------     ------------    -----------         ----------
Income from investment operations:
  Net investment income                               0.23            0.48             0.54(6)        0.59(6)            0.13
                                                                                          <F44>          <F44>
  Net realized and unrealized
    gains (losses) on investments                    (0.22)           0.14             0.27           0.08(7)            0.53
                                                                                                         <F45>
                                              ------------    ------------     ------------    -----------         ----------
  Total from investment operations                    0.01            0.62             0.81           0.67               0.66
                                              ------------    ------------     ------------    -----------         ----------
Less distributions:
  Dividends from net investment income               (0.23)          (0.46)           (0.38)         (0.49)             (0.10)
  Distributions from net realized gains                 --           (0.12)           (0.01)         (0.03)             (0.00)(5)
                                                                                                                             <F43>
                                              ------------    ------------     ------------    -----------         ----------
  Total distributions                                (0.23)          (0.58)           (0.39)         (0.52)             (0.10)
                                              ------------    ------------     ------------    -----------         ----------
Net asset value, end of period                $      10.95    $      11.17     $      11.13    $     10.71         $    10.56
                                              ------------    ------------     ------------    -----------         ----------
                                              ------------    ------------     ------------    -----------         ----------
Total return                                         0.04%(2)        5.61%            7.74%          6.43%              6.68%(2)
                                                         <F40>                                                              <F40>
Supplemental data and ratios:
  Net assets, end of period                   $  2,169,759    $  1,321,648     $  1,127,162    $ 1,189,191         $  351,262
  Ratio of expenses to average net assets            0.55%(3)        0.55%            0.55%          0.55%              0.55%(3)
                                                         <F41>                                                              <F41>
  Ratio of net investment income
    to average net assets                            4.22%(3)        4.14%            4.95%          5.46%              6.48%(3)
                                                         <F41>                                                              <F41>
  Portfolio turnover rate(4)<F42>                    19.2%(2)        64.4%            41.1%          79.5%             102.5%(2)
                                                         <F40>                                                              <F40>

(1)<F39>  Commencement of operations.
(2)<F40>  Not annualized.
(3)<F41>  Annualized.
(4)<F42> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F43>  Amount is less than $0.01.
(6)<F44>  Calculated using average shares outstanding during the period.
(7)<F45> The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                           BAIRD AGGREGATE BOND FUND
                                              ------------------------------------------------------------------------------------
                                              Institutional                                                      Institutional
                                              Class Shares    Institutional   Institutional   Institutional       Class Shares
                                               Six Months     Class Shares     Class Shares    Class Shares      September 29,
                                                  Ended        Year Ended       Year Ended      Year Ended    2000(1)<F46> through
                                              June 30, 2004   December 31,     December 31,    December 31,       December 31,
                                               (unaudited)        2003             2002            2001               2000
                                              -------------   ------------     ------------    ------------   --------------------
Per Share Data:
   Net asset value, beginning of period       $      10.71    $      10.69    $      10.51     $     10.42        $     10.00
                                              ------------    ------------    ------------     -----------        -----------
Income from investment operations:
   Net investment income                              0.24            0.56            0.62            0.68               0.16
   Net realized and unrealized
     gains (losses) on investments                   (0.19)           0.20            0.23            0.17               0.42
                                              ------------    ------------    ------------     -----------        -----------
   Total from investment operations                   0.05            0.76            0.85            0.85               0.58
                                              ------------    ------------    ------------     -----------        -----------
Less distributions:
   Dividends from net investment income              (0.25)          (0.56)          (0.62)          (0.67)             (0.16)
   Distributions from net realized gains                --           (0.18)          (0.05)          (0.09)             (0.00)(5)
                                                                                                                            <F50>
                                              ------------    ------------    ------------     -----------        -----------
   Total distributions                               (0.25)          (0.74)          (0.67)          (0.76)             (0.16)
                                              ------------    ------------    ------------     -----------        -----------
Net asset value, end of period                $      10.51    $      10.71    $      10.69     $     10.51        $     10.42
                                              ------------    ------------    ------------     -----------        -----------
                                              ------------    ------------    ------------     -----------        -----------
Total return                                         0.43%(2)        7.19%           8.30%           8.33%              5.78%(2)
                                                         <F47>                                                              <F47>
Supplemental data and ratios:
   Net assets, end of period                  $103,007,561    $ 91,550,534    $ 87,847,176     $83,392,652        $35,975,190
   Ratio of expenses to average net assets           0.30%(3)        0.30%           0.30%           0.30%              0.30%(3)
                                                         <F48>                                                              <F48>
   Ratio of net investment income
     to average net assets                           4.64%(3)        4.85%           5.75%           6.33%              6.85%(3)
                                                         <F48>                                                              <F48>
   Portfolio turnover rate(4)<F49>                   25.2%(2)       106.7%           51.2%           79.2%              14.7%(2)
                                                         <F47>                                                              <F47>

(1)<F46>  Commencement of operations.
(2)<F47>  Not annualized.
(3)<F48>  Annualized.
(4)<F49> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F50>  Amount is less than $0.01.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                           BAIRD AGGREGATE BOND FUND
                                              ------------------------------------------------------------------------------------
                                                Investor                                                            Investor
                                              Class Shares      Investor         Investor        Investor         Class Shares
                                               Six Months     Class Shares     Class Shares    Class Shares      September 29,
                                                  Ended        Year Ended       Year Ended      Year Ended    2000(1)<F51> through
                                              June 30, 2004   December 31,     December 31,    December 31,       December 31,
                                               (unaudited)        2003             2002            2001               2000
                                              -------------   ------------     ------------    ------------   --------------------
Per Share Data:
   Net asset value, beginning of period       $      10.88    $      10.84     $      10.57     $     10.43        $     10.00
                                              ------------    ------------     ------------     -----------        -----------
Income from investment operations:
   Net investment income                              0.25(6)         0.55             0.60(6)         0.65(6)            0.15
                                                         <F56>                            <F56>           <F56>
   Net realized and unrealized
     gains (losses) on investments                   (0.19)           0.19             0.23            0.17               0.42
                                              ------------    ------------     ------------     -----------        -----------
   Total from investment operations                   0.06            0.74             0.83            0.82               0.57
                                              ------------    ------------     ------------     -----------        -----------
Less distributions:
   Dividends from net investment income              (0.22)          (0.52)           (0.51)          (0.59)             (0.14)
   Distributions from net realized gains                --           (0.18)           (0.05)          (0.09)             (0.00)(5)
                                                                                                                              <F55>
                                              ------------    ------------     ------------     -----------        -----------
   Total distributions                               (0.22)          (0.70)           (0.56)          (0.68)             (0.14)
                                              ------------    ------------     ------------     -----------        -----------
Net asset value, end of period                $      10.72    $      10.88     $      10.84     $     10.57        $     10.43
                                              ------------    ------------     ------------     -----------        -----------
                                              ------------    ------------     ------------     -----------        -----------
Total return                                         0.53%(2)        6.95%            8.08%           7.98%              5.77%(2)
                                                         <F52>                                                               <F52>
Supplemental data and ratios:
   Net assets, end of period                  $     80,885    $    719,844     $    845,481     $   166,622        $    13,223
   Ratio of expenses to average net assets           0.55%(3)        0.55%            0.55%           0.55%              0.55%(3)
                                                         <F53>                                                               <F53>
   Ratio of net investment income
     to average net assets                           4.39%(3)        4.60%            5.50%           6.08%              6.60%(3)
                                                         <F53>                                                               <F53>
   Portfolio turnover rate(4)<F54>                   25.2%(2)       106.7%            51.2%           79.2%              14.7%(2)
                                                         <F52>                                                               <F52>

(1)<F51>  Commencement of operations.
(2)<F52>  Not annualized.
(3)<F53>  Annualized.
(4)<F54> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F55>  Amount is less than $0.01.
(6)<F56>  Calculated using average shares outstanding during the period.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                 BAIRD INTERMEDIATE MUNICIPAL BOND FUND
                                            --------------------------------------------------------------------------------
                                              Institutional                                                Institutional
                                              Class Shares      Institutional       Institutional          Class Shares
                                            Six Months Ended     Class Shares        Class Shares     March 30, 2001(1)<F57>
                                              June 30, 2004       Year Ended          Year Ended              through
                                               (unaudited)    December 31, 2003   December 31, 2002      December 31, 2001
                                            ----------------  -----------------   -----------------      -----------------
Per Share Data:
   Net asset value, beginning of period       $      10.91       $      10.86        $      10.25          $      10.00
                                              ------------       ------------        ------------          ------------
Income from investment operations:
   Net investment income                              0.20               0.42(5)             0.43(5)               0.34(5)
                                                                            <F61>               <F61>                 <F61>
   Net realized and unrealized
     gains (losses) on investments                   (0.37)              0.10                0.64                  0.17(6)
                                                                                                                      <F62>
                                              ------------       ------------        ------------          ------------
   Total from investment operations                  (0.17)              0.52                1.07                  0.51
                                              ------------       ------------        ------------          ------------
Less distributions:
   Dividends from net investment income              (0.19)             (0.43)              (0.46)                (0.25)
   Distributions from net realized gains                --              (0.04)              (0.00)(7)             (0.01)
                                                                                                 <F63>
                                              ------------       ------------        ------------          ------------
   Total distributions                               (0.19)             (0.47)              (0.46)                (0.26)
                                              ------------       ------------        ------------          ------------
Net asset value, end of period                $      10.55       $      10.91        $      10.86          $      10.25
                                              ------------       ------------        ------------          ------------
                                              ------------       ------------        ------------          ------------
Total return                                        (1.57%)(2)          4.91%              10.72%                 5.02%(2)
                                                          <F58>                                                       <F58>
Supplemental data and ratios:
   Net assets, end of period                  $ 34,365,993       $ 30,234,195        $ 31,221,508          $ 14,448,572
   Ratio of expenses to average net assets           0.30%(3)           0.30%               0.30%                 0.30%(3)
                                                         <F59>                                                        <F59>
   Ratio of net investment income
     to average net assets                           3.75%(3)           3.88%               4.11%                 4.32%(3)
                                                         <F59>                                                        <F59>
   Portfolio turnover rate(4)<F60>                    0.8%(2)           17.7%               32.6%                 14.8%(2)
                                                         <F58>                                                        <F58>

(1)<F57>  Commencement of operations.
(2)<F58>  Not annualized.
(3)<F59>  Annualized.
(4)<F60> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F61>  Calculated using average shares outstanding during the period.
(6)<F62> The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7)<F63>  Amount is less than $0.01.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                 BAIRD INTERMEDIATE MUNICIPAL BOND FUND
                                            --------------------------------------------------------------------------------
                                                Investor                                                     Investor
                                              Class Shares         Investor            Investor            Class Shares
                                            Six Months Ended     Class Shares        Class Shares     March 30, 2001(1)<F64>
                                              June 30, 2004       Year Ended          Year Ended              through
                                               (unaudited)    December 31, 2003   December 31, 2002      December 31, 2001
                                            ----------------  -----------------   -----------------      -----------------
Per Share Data:
   Net asset value, beginning of period       $      11.09        $      11.02        $      10.27          $      10.00
                                              ------------        ------------        ------------          ------------
Income from investment operations:
   Net investment income                              0.19(5)             0.40(5)             0.41(5)               0.31(5)
                                                         <F68>               <F68>               <F68>                 <F68>
   Net realized and unrealized
     gains (losses) on investments                   (0.37)               0.10                0.64                  0.17(6)
                                                                                                                       <F69>
                                              ------------        ------------        ------------          ------------
   Total from investment operations                  (0.18)               0.50                1.05                  0.48
                                              ------------        ------------        ------------          ------------
Less distributions:
   Dividends from net investment income              (0.18)              (0.39)              (0.30)                (0.20)
   Distributions from net realized gains                --               (0.04)              (0.00)(7)             (0.01)
                                                                                                  <F70>
                                              ------------        ------------        ------------          ------------
   Total distributions                               (0.18)              (0.43)              (0.30)                (0.21)
                                              ------------        ------------        ------------          ------------
Net asset value, end of period                $      10.73        $      11.09        $      11.02          $      10.27
                                              ------------        ------------        ------------          ------------
                                              ------------        ------------        ------------          ------------
Total return                                        (1.65%)(2)           4.69%              10.46%                 4.74%(2)
                                                          <F65>                                                        <F65>
Supplemental data and ratios:
   Net assets, end of period                  $  2,675,007        $    756,792        $    706,207          $    624,209
   Ratio of expenses to average net assets           0.55%(3)            0.55%               0.55%                 0.55%(3)
                                                         <F66>                                                         <F66>
   Ratio of net investment income
     to average net assets                           3.50%(3)            3.63%               3.86%                 4.07%(3)
                                                         <F66>                                                         <F66>
   Portfolio turnover rate(4)<F67>                    0.8%(2)            17.7%               32.6%                 14.8%(2)
                                                         <F65>                                                         <F65>

(1)<F64>  Commencement of operations.
(2)<F65>  Not annualized.
(3)<F66>  Annualized.
(4)<F67> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F68>  Calculated using average shares outstanding during the period.
(6)<F69> The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7)<F70>  Amount is less than $0.01.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                           BAIRD CORE PLUS BOND FUND
                                              ------------------------------------------------------------------------------------
                                              Institutional                                                      Institutional
                                              Class Shares    Institutional   Institutional   Institutional       Class Shares
                                               Six Months     Class Shares     Class Shares    Class Shares      September 29,
                                                  Ended        Year Ended       Year Ended      Year Ended    2000(1)<F71> through
                                              June 30, 2004   December 31,     December 31,    December 31,       December 31,
                                               (unaudited)        2003             2002            2001               2000
                                              -------------   ------------     ------------    ------------   --------------------
Per Share Data:
   Net asset value, beginning of period       $      10.45    $      10.45     $      10.42    $     10.45         $     10.00
                                              ------------    ------------     ------------    -----------         -----------
Income from investment operations:
   Net investment income                              0.25(6)         0.56             0.62           0.65                0.14
                                                         <F76>
   Net realized and unrealized
     gains (losses) on investments                   (0.19)           0.36             0.07           0.05                0.45
                                              ------------    ------------     ------------    -----------         -----------
   Total from investment operations                   0.06            0.92             0.69           0.70                0.59
                                              ------------    ------------     ------------    -----------         -----------
Less distributions:
   Dividends from net investment income              (0.27)          (0.56)           (0.62)         (0.66)              (0.14)
   Distributions from net realized gains                --           (0.36)           (0.04)         (0.07)              (0.00)(5)
                                                                                                                              <F75>
                                              ------------    ------------     ------------    -----------         -----------
   Total distributions                               (0.27)          (0.92)           (0.66)         (0.73)              (0.14)
                                              ------------    ------------     ------------    -----------         -----------
Net asset value, end of period                $      10.24    $      10.45     $      10.45    $     10.42         $     10.45
                                              ------------    ------------     ------------    -----------         -----------
                                              ------------    ------------     ------------    -----------         -----------
Total return                                         0.52%(2)        8.94%            6.90%          6.84%               5.89%(2)
                                                         <F72>                                                               <F72>
Supplemental data and ratios:
   Net assets, end of period                  $ 31,385,401    $ 42,709,634     $ 54,221,923    $69,182,002         $40,083,054
   Ratio of expenses to average net assets           0.30%(3)        0.30%            0.30%          0.30%               0.30%(3)
                                                         <F73>                                                               <F73>
   Ratio of net investment income
     to average net assets                           4.81%(3)        4.56%            6.03%          6.25%               6.68%(3)
                                                         <F73>                                                               <F73>
   Portfolio turnover rate(4)<F74>                   36.0%(2)       103.1%            66.8%          47.0%               11.8%(2)
                                                         <F72>                                                               <F72>

(1)<F71>  Commencement of operations.
(2)<F72>  Not annualized.
(3)<F73>  Annualized.
(4)<F74> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F75>  Amount is less than $0.01.
(6)<F76>  Calculated using average shares outstanding during the period.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                           BAIRD CORE PLUS BOND FUND
                                              ------------------------------------------------------------------------------------
                                                Investor                                                            Investor
                                              Class Shares      Investor         Investor        Investor         Class Shares
                                               Six Months     Class Shares     Class Shares    Class Shares      September 29,
                                                  Ended        Year Ended       Year Ended      Year Ended    2000(1)<F77> through
                                              June 30, 2004   December 31,     December 31,    December 31,       December 31,
                                               (unaudited)        2003             2002            2001               2000
                                              -------------   ------------     ------------    ------------   --------------------
Per Share Data:
   Net asset value, beginning of period       $      10.67    $      10.65     $      10.49    $     10.45         $     10.00
                                              ------------    ------------     ------------    -----------         -----------
Income from investment operations:
   Net investment income                              0.24(6)         0.53(6)          0.60(6)        0.64(6)             0.12
                                                         <F82>           <F82>            <F82>          <F82>
   Net realized and unrealized
     gains (losses) on investments                   (0.19)           0.37             0.07           0.05                0.45
                                              ------------    ------------     ------------    -----------         -----------
   Total from investment operations                   0.05            0.90             0.67           0.69                0.57
                                              ------------    ------------     ------------    -----------         -----------
Less distributions:
   Dividends from net investment income              (0.25)          (0.52)           (0.47)         (0.58)              (0.12)
   Distributions from net realized gains                --           (0.36)           (0.04)         (0.07)              (0.00)(5)
                                                                                                                              <F81>
                                              ------------    ------------     ------------    -----------         -----------
   Total distributions                               (0.25)          (0.88)           (0.51)         (0.65)              (0.12)
                                              ------------    ------------     ------------    -----------         -----------
Net asset value, end of period                $      10.47    $      10.67     $      10.65    $     10.49         $     10.45
                                              ------------    ------------     ------------    -----------         -----------
                                              ------------    ------------     ------------    -----------         -----------
Total return                                         0.48%(2)        8.60%            6.58%          6.70%               5.73%(2)
                                                         <F78>                                                               <F78>
Supplemental data and ratios:
   Net assets, end of period                  $    107,760    $    124,481     $    296,026    $   258,351          $   13,222
   Ratio of expenses to average net assets           0.55%(3)        0.55%            0.55%          0.55%               0.55%(3)
                                                         <F79>                                                               <F79>
   Ratio of net investment income
     to average net assets                           4.56%(3)        4.31%            5.78%          6.00%               6.43%(3)
                                                         <F79>                                                               <F79>
   Portfolio turnover rate(4)<F80>                   36.0%(2)       103.1%            66.8%          47.0%               11.8%(2)
                                                         <F78>                                                               <F78>

(1)<F77>  Commencement of operations.
(2)<F78>  Not annualized.
(3)<F79>  Annualized.
(4)<F80> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F81>  Amount is less than $0.01.
(6)<F82>  Calculated using average shares outstanding during the period.

                     See notes to the financial statements

BAIRD FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS       JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION

Baird Funds, Inc. (the "Corporation") was incorporated on June 9, 2000 as a Wisconsin Corporation and is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (the "1940 Act"). The accompanying financial statements include the Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund and Baird Core Plus Bond Fund (each, a "Fund" and collectively, the "Funds"), four of the eight portfolios comprising the Corporation and each a diversified fund. One additional series, the Baird Short-Term Bond Fund, is not presently being offered to investors.

The Baird Intermediate Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund commenced operations with the sale of both Institutional and Investor class shares on September 29, 2000. The Baird Intermediate Municipal Bond Fund commenced operations with the sale of both Institutional and Investor class shares on March 30, 2001. The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee up to 0.25%.

The investment objective of the Baird Intermediate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Intermediate Government/Credit Bond Index. The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and ten years.

The investment objective of the Baird Aggregate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

The primary investment objective of the Baird Intermediate Municipal Bond Fund is to provide current income that is substantially exempt from federal income tax. A secondary objective is to provide total return with relatively low volatility of principal. The Fund strives to achieve an annual rate of return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers 10-Year General Obligation Bond Index. The Lehman Brothers 10-Year General Obligation Bond Index is an unmanaged, market value weighted index of bond prices compiled by Lehman Brothers. This index is comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million; have a minimum amount outstanding of at least $5 million; have been issued within the last five years; and have a maturity of eight to twelve years.

The investment objective of the Baird Core Plus Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers U.S. Universal Bond Index. The Lehman Brothers U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt with maturities of at least one year.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation - Debt securities are valued at the latest bid price. Common stocks that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Securities traded on NASDAQ are valued at the NASDAQ official closing price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If such securities were not traded on the valuation date they are valued at the average of the current bid and asked price. Unlisted equity securities for which market quotations are readily available are valued at the average of the current bid and asked price. Investments in open-end mutual funds are valued at the net asset value on the day the valuation is made. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Directors.

b) Unregistered Securities - Three of the Funds own certain investment securities which are unregistered and thus restricted to resale. These securities are valued by the Funds after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, the Funds have the right to include these securities in such registration, generally without costs to the Funds. The Funds have no right to require registration of unregistered securities. The value of such securities for the Baird Intermediate Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund was $9,545,644 (6.20% of net assets), $4,240,875 (4.11% of net assets)
   and $1,609,696 (5.11% of net assets), respectively, at June 30, 2004.

c) Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

d) Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

e) Distributions to Shareholders - Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

f) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g) Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Premiums and discounts on the purchase of securities are amortized using the interest method. Accounting principles generally accepted in the United States of America require that permanent financial reporting and tax differences be reclassified in the capital accounts. Subscriptions in-kind are included in proceeds from shares sold.

3. CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of each Fund:

BAIRD INTERMEDIATE BOND FUND

                                     Period Ended                                                    Period Ended
                                     June 30, 2004                                                   June 30, 2004
                              ---------------------------                                       ------------------------
INSTITUTIONAL CLASS SHARES         $             Shares       INVESTOR CLASS SHARES                 $            Shares
                              ------------     ----------                                       ---------        -------
Shares sold                   $ 17,700,878      1,616,849     Shares sold                       $ 957,567         85,106
Shares issued through                                         Shares issued through
  reinvestment of dividends      3,095,473        285,720       reinvestment of dividends          33,808          3,040
Shares redeemed                (15,663,987)    (1,437,163)    Shares redeemed                     (92,174)        (8,287)
                              ------------     ----------                                       ---------        -------
Net Increase                  $  5,132,364        465,406     Net Increase                      $ 899,201         79,859
                              ------------                                                      ---------
                              ------------                                                      ---------
Shares Outstanding:                                           Shares Outstanding:
  Beginning of period                          13,774,239        Beginning of period                             118,294
                                               ----------                                                        -------
  End of period                                14,239,645        End of period                                   198,153
                                               ----------                                                        -------
                                               ----------                                                        -------

                                      Year Ended                                                      Year Ended
                                   December 31, 2003                                               December 31, 2003
                              ---------------------------                                       ------------------------
INSTITUTIONAL CLASS SHARES         $             Shares       INVESTOR CLASS SHARES                 $            Shares
                              ------------     ----------                                       ---------        -------
Shares sold                   $ 43,116,910      3,940,148     Shares sold                       $ 341,300         30,154
Shares issued through                                         Shares issued through
  reinvestment of dividends      7,173,357        655,863       reinvestment of dividends          49,059          4,370
Shares redeemed                (47,232,471)    (4,289,404)    Shares redeemed                    (195,921)       (17,497)
                              ------------     ----------                                       ---------        -------
Net Increase                  $  3,057,796        306,607     Net Increase                      $ 194,438         17,027
                              ------------                                                      ---------
                              ------------                                                      ---------
Shares Outstanding:                                           Shares Outstanding:
  Beginning of period                          13,467,632        Beginning of period                             101,267
                                               ----------                                                        -------
  End of period                                13,774,239        End of period                                   118,294
                                               ----------                                                        -------
                                               ----------                                                        -------

BAIRD AGGREGATE BOND FUND

                                     Period Ended                                                    Period Ended
                                     June 30, 2004                                                   June 30, 2004
                              ---------------------------                                       ------------------------
INSTITUTIONAL CLASS SHARES         $             Shares       INVESTOR CLASS SHARES                 $            Shares
                              ------------     ----------                                       ---------        -------
Shares sold                   $ 16,186,290      1,507,207     Shares sold                       $  62,144          5,640
Shares issued through                                         Shares issued through
  reinvestment of dividends      2,064,096        193,409       reinvestment of dividends           6,246            571
Shares redeemed                 (4,833,722)      (452,348)    Shares redeemed                    (720,865)       (64,848)
                              ------------     ----------                                       ---------        -------
Net Increase                  $ 13,416,664      1,248,268     Net Decrease                      $(652,475)       (58,637)
                              ------------                                                      ---------
                              ------------                                                      ---------
Shares Outstanding:                                           Shares Outstanding:
  Beginning of period                           8,549,014        Beginning of period                              66,185
                                               ----------                                                        -------
  End of period                                 9,797,282        End of period                                     7,548
                                               ----------                                                        -------
                                               ----------                                                        -------

                                      Year Ended                                                      Year Ended
                                   December 31, 2003                                               December 31, 2003
                              ---------------------------                                       ------------------------
INSTITUTIONAL CLASS SHARES         $             Shares       INVESTOR CLASS SHARES                 $            Shares
                              ------------     ----------                                       ---------        -------
Shares sold                   $ 36,542,668      3,355,566     Shares sold                       $ 146,574         13,362
Shares issued through                                         Shares issued through
  reinvestment of dividends      5,293,396        490,460       reinvestment of dividends          46,370          4,231
Shares redeemed                (38,165,353)    (3,516,771)    Shares redeemed                    (322,250)       (29,428)
                              ------------     ----------                                       ---------        -------
Net Increase                  $  3,670,711        329,255     Net Decrease                      $(129,306)       (11,835)
                              ------------                                                      ---------
                              ------------                                                      ---------
Shares Outstanding:                                           Shares Outstanding:
  Beginning of period                           8,219,759        Beginning of period                              78,020
                                               ----------                                                        -------
  End of period                                 8,549,014        End of period                                    66,185
                                               ----------                                                        -------
                                               ----------                                                        -------

BAIRD INTERMEDIATE MUNICIPAL BOND FUND

                                     Period Ended                                                    Period Ended
                                     June 30, 2004                                                   June 30, 2004
                              ---------------------------                                       ------------------------
INSTITUTIONAL CLASS SHARES         $             Shares       INVESTOR CLASS SHARES                 $            Shares
                              ------------     ----------                                       ---------        -------
Shares sold                   $  7,735,000        697,606     Shares sold                      $1,986,133        178,055
Shares issued through                                         Shares issued through
  reinvestment of dividends        516,117         47,891       reinvestment of dividends          34,197          3,124
Shares redeemed                 (2,792,468)      (257,677)    Shares redeemed                           0              0
                              ------------     ----------                                      ----------        -------
Net Increase                  $  5,458,649        487,820     Net Increase                     $2,020,330        181,179
                              ------------                                                     ----------
                              ------------                                                     ----------
Shares Outstanding:                                           Shares Outstanding:
  Beginning of period                           2,770,770        Beginning of period                              68,214
                                               ----------                                                        -------
  End of period                                 3,258,590        End of period                                   249,393
                                               ----------                                                        -------
                                               ----------                                                        -------

                                      Year Ended                                                      Year Ended
                                   December 31, 2003                                               December 31, 2003
                              ---------------------------                                       ------------------------
INSTITUTIONAL CLASS SHARES         $             Shares       INVESTOR CLASS SHARES                 $            Shares
                              ------------     ----------                                       ---------        -------
Shares sold                   $    947,840         87,103     Shares sold                      $  712,024         64,242
Shares issued through                                         Shares issued through
  reinvestment of dividends      1,258,681        115,648      reinvestment of dividends           20,358          1,838
Shares redeemed                 (3,356,549)      (308,069)    Shares redeemed                    (673,969)       (61,970)
                              ------------     ----------                                      ----------        -------
Net Decrease                  $ (1,150,028)      (105,318)    Net Increase                     $   58,413          4,110
                              ------------                                                     ----------
                              ------------                                                     ----------
Shares Outstanding:                                           Shares Outstanding:
  Beginning of period                           2,876,088        Beginning of period                              64,104
                                               ----------                                                        -------
  End of period                                 2,770,770        End of period                                    68,214
                                               ----------                                                        -------
                                               ----------                                                        -------

BAIRD CORE PLUS BOND FUND

                                     Period Ended                                                    Period Ended
                                     June 30, 2004                                                   June 30, 2004
                              ---------------------------                                       ------------------------
INSTITUTIONAL CLASS SHARES         $             Shares       INVESTOR CLASS SHARES                 $            Shares
                              ------------     ----------                                       ---------        -------
Shares sold                   $  1,803,662        171,139     Shares sold                      $        0              0
Shares issued through                                         Shares issued through
  reinvestment of dividends        439,346         42,152       reinvestment of dividends           1,964            184
Shares redeemed                (13,105,552)    (1,236,946)    Shares redeemed                     (16,216)        (1,553)
                              ------------     ----------                                      ----------        -------
Net Decrease                  $(10,862,544)    (1,023,655)    Net Decrease                     $  (14,252)        (1,369)
                              ------------                                                     ----------
                              ------------                                                     ----------
Shares Outstanding:                                           Shares Outstanding:
  Beginning of period                           4,088,695        Beginning of period                              11,662
                                               ----------                                                        -------
  End of period                                 3,065,040        End of period                                    10,293
                                               ----------                                                        -------
                                               ----------                                                        -------

                                      Year Ended                                                      Year Ended
                                   December 31, 2003                                               December 31, 2003
                              ---------------------------                                       ------------------------
INSTITUTIONAL CLASS SHARES         $             Shares       INVESTOR CLASS SHARES                 $            Shares
                              ------------     ----------                                       ---------        -------
Shares sold                   $  7,732,126        725,295     Shares sold                      $   16,683          1,510
Shares issued through                                         Shares issued through
  reinvestment of dividends      1,816,338        171,853       reinvestment of dividends           7,722            716
Shares redeemed                (21,173,372)    (1,996,165)    Shares redeemed                    (197,109)       (18,350)
                              ------------     ----------                                      ----------        -------
Net Decrease                  $(11,624,908)    (1,099,017)    Net Decrease                     $ (172,704)       (16,124)
                              ------------                                                     ----------
                              ------------                                                     ----------
Shares Outstanding:                                           Shares Outstanding:
  Beginning of period                           5,187,712        Beginning of period                              27,786
                                               ----------                                                        -------
  End of period                                 4,088,695        End of period                                    11,662
                                               ----------                                                        -------
                                               ----------                                                        -------

4. INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

During the period ended June 30, 2004, purchases and sales of investment securities (excluding short-term investments) were as follows:

                          Baird Intermediate   Baird Aggregate    Baird Intermediate   Baird Core Plus
                              Bond Fund           Bond Fund      Municipal Bond Fund      Bond Fund
                          ------------------   ---------------   -------------------   ---------------
Purchases:
   U.S. Government           $12,569,962         $23,476,112          $       --         $10,319,226
   Other                     $21,824,785         $15,427,893          $7,912,645         $ 2,270,081
Sales:
   U.S. Government           $19,354,805         $18,259,466          $       --         $12,873,474
   Other                     $ 8,802,843         $ 5,925,807          $  278,456         $ 9,452,960

At June 30, 2004, gross unrealized appreciation and depreciation of investments and distributable ordinary income and long-term capital gains for federal tax purposes were as follows:

                          COST FOR
                          FEDERAL       TAX BASIS       TAX BASIS      TAX BASIS NET                   DISTRIBUTABLE
                           INCOME         GROSS           GROSS         UNREALIZED     DISTRIBUTABLE     LONG-TERM
                            TAX         UNREALIZED      UNREALIZED     APPRECIATION      ORDINARY         CAPITAL
                          PURPOSES     APPRECIATION    DEPRECIATION   (DEPRECIATION)      INCOME           GAINS
                          --------     ------------    ------------   --------------   -------------   -------------
Baird Intermediate
Bond Fund               $152,127,292    $2,824,285      $2,715,825      $ 108,460        $60,445         $     --
Baird Aggregate
Bond Fund               $102,627,579    $2,102,398      $1,815,529      $ 286,869        $    --         $128,463
Baird Intermediate
Municipal
Bond Fund               $ 36,385,206    $1,560,477      $1,599,838      $ (39,361)       $23,188         $     --
Baird Core Plus
Bond Fund               $ 32,000,088    $  655,631      $  921,316      $(265,685)       $    --         $582,762

Undistributed income or net realized gains for financial statement purposes may differ from federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items for financial statement and tax purposes.

The tax components of dividends paid during the period ended June 30, 2004 and December 31, 2003 were:

                                                         2004                               2003
                                           -------------------------------    -------------------------------
                                              ORDINARY         LONG-TERM         ORDINARY         LONG-TERM
                                               INCOME        CAPITAL GAINS        INCOME        CAPITAL GAINS
                                           DISTRIBUTIONS     DISTRIBUTIONS    DISTRIBUTIONS     DISTRIBUTIONS
                                           -------------     -------------    -------------     -------------
Baird Intermediate Bond Fund                 $3,399,207        $      --        $8,170,389       $       --
Baird Aggregate Bond Fund                    $2,368,172        $      --        $4,483,491       $1,447,030
Baird Intermediate Municipal Bond Fund       $  635,795        $      --        $1,349,373       $    1,601
Baird Core Plus Bond Fund                    $  901,445        $      --        $2,630,370       $1,282,895

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2003, the Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund and Baird Core Plus Bond Fund elected to defer capital losses occurring between November 1, 2003 and December 31, 2003 in the amount of $20,822, $1,353 and $257,823, respectively.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Robert W. Baird & Co. Incorporated (the "Advisor"). Pursuant to the advisory agreement with the Funds, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.25% for the Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund and Baird Core Plus Bond Fund as applied to the respective Fund's average daily net assets. Certain officers of the Advisor are also officers of the Funds.

The Funds have entered into an Administration Agreement with the Advisor. Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund other than the investment advisory fees and fees under the 12b-1 plan. Pursuant to the Administration Agreement with the Funds, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.05% for the Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund and Baird Core Plus Bond Fund as applied to the respective Fund's average daily net assets.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

Robert W. Baird & Co. Incorporated (the "Distributor") is the sole distributor of the Funds pursuant to a distribution agreement.

6. DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Funds have adopted a distribution and shareholder service plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended. The Plan allows the Funds to compensate the Distributor for a portion of the costs incurred in distributing the Funds' Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Funds' Investor Class Shares. The Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund and Baird Core Plus Bond Fund incurred $2,442, $499, $2,750 and $152, respectively, in fees pursuant to the Plan for the period ended June 30, 2004.

                                  PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Fund's website at http://www.bairdfunds.com; and by accessing the SEC's website at http://www.sec.gov.

Beginning August 31, 2004, each Fund's proxy voting record is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Fund's website at http://www.bairdfunds.com; and by accessing the SEC's website at http://www.sec.gov.

                               BAIRD FUNDS, INC.

                      c/o U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                        Milwaukee, Wisconsin 53201-0701
                                 1-866-44BAIRD

BOARD OF DIRECTORS
G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
George C. Kaiser
Frederick P. Stratton, Jr.

INVESTMENT ADVISOR
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND -DISBURSING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

LEGAL COUNSEL
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, Wisconsin  53202

DISTRIBUTOR
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

(BAIRD FUNDS LOGO)

SEMI-ANNUAL REPORT
June 30, 2004

Baird LargeCap Fund
Baird MidCap Fund
Baird SmallCap Fund

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
BAIRD LARGECAP FUND                                                           1
BAIRD MIDCAP FUND                                                             5
BAIRD SMALLCAP FUND                                                           9
STATEMENTS OF ASSETS AND LIABILITIES                                         10
STATEMENTS OF OPERATIONS                                                     11
STATEMENTS OF CHANGES IN NET ASSETS                                          12
FINANCIAL HIGHLIGHTS                                                         14
NOTES TO THE FINANCIAL STATEMENTS                                            18

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

BAIRD LARGECAP FUND

A June 30, 2004 summary of the Fund's top 10 holdings and equity sector analysis compared to the Standard & Poor's 500 Index (the "S&P 500 Index") is shown below.

TOP 10 HOLDINGS*<F83>

American International Group, Inc.                      4.0%
General Electric Company                                3.5%
Medtronic, Inc.                                         3.4%
Dell, Inc.                                              3.3%
Microsoft Corporation                                   3.3%
Citigroup, Inc.                                         3.3%
Teva Pharmaceutical Industries Ltd.                     3.3%
Wal-Mart Stores, Inc.                                   3.2%
Emerson Electric Company                                3.2%
Sysco Corporation                                       3.0%

NET ASSETS:                                      $63,181,140
PORTFOLIO TURNOVER RATIO:                              8.70%
NUMBER OF EQUITY HOLDINGS:                                40

PORTFOLIO EXPENSE RATIO:***<F85>
INSTITUTIONAL CLASS:                                   0.75%
INVESTOR CLASS:                                        1.00%****<F86>

EQUITY SECTOR ANALYSIS**<F84>

                                         LargeCap       S&P 500
                                         --------       -------
Consumer Discretionary                    12.0%          10.9%
Consumer Staples                          11.2%          11.1%
Energy                                     1.4%           6.6%
Financials                                16.2%          20.3%
Health Care                               22.3%          13.3%
Industrials                               12.7%          11.5%
Information Technology                    24.3%          17.2%
Materials                                  0.0%           3.0%
Telecommunication Services                 0.0%           3.4%
Utilities                                  0.0%           2.7%

    *<F83> The Fund's portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.
   **<F84>  As of 6/30/04, based on equity sector values.
  ***<F85> The Advisor has contractually agreed to limit the Fund's total annual fund operating expenses to 0.75% of average daily net assets for the Institutional Class shares and 1.00% of average daily net assets for the Investor Class shares, at least through December 31, 2004.
 ****<F86>  Includes 0.25% 12b-1 fee.

BAIRD LARGECAP FUND

ANNUALIZED TOTAL RETURNS

For the Period Ended June 30, 2004                      ONE YEAR       SINCE INCEPTION(1)<F87>
----------------------------------                      --------       -----------------------
Baird LargeCap Fund - Institutional Class Shares         13.09%                -5.98%
Baird LargeCap Fund - Investor Class Shares              12.91%                -6.25%
S&P 500 Index(2)<F88>                                    19.10%                -4.47%

(1)<F87> For the period September 29, 2000 (commencement of operations) to June 30, 2004.
(2)<F88> The S&P 500 Index is an unmanaged, market-value weighted index of 500 stocks chosen by Standard & Poor's on the basis of market size, liquidity and industry group representation. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance. The Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

THE FUND'S INVESTMENT RESULTS REPRESENT AVERAGE ANNUAL TOTAL RETURNS. THE RETURNS REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

BAIRD LARGECAP FUND

SCHEDULE OF INVESTMENTS       JUNE 30, 2004 (UNAUDITED)

  Shares                                                              Value
  ------                                                              -----

COMMON STOCKS - 96.7%

AIR FREIGHT & LOGISTICS - 1.5%
     12,657     United Parcel Service,
                Inc. - Class B                                     $   951,427
                                                                   -----------

BIOTECHNOLOGY - 2.1%
     24,564     Amgen, Inc.*<F89>                                    1,340,457
                                                                   -----------

CAPITAL MARKETS - 2.9%
     38,000     State Street Corporation                             1,863,520
                                                                   -----------

COMMERCIAL BANKS - 4.0%
     18,000     Fifth Third Bancorp                                    968,040
     26,802     Wells Fargo & Company                                1,533,878
                                                                   -----------
                                                                     2,501,918
                                                                   -----------

COMMERCIAL SERVICES & SUPPLIES - 2.2%
     29,000     Cintas Corporation                                   1,382,430
                                                                   -----------

COMMUNICATIONS EQUIPMENT - 2.2%
     59,910     Cisco Systems, Inc.*<F89>                            1,419,867
                                                                   -----------

COMPUTERS & PERIPHERALS - 7.3%
     59,000     Dell, Inc.*<F89>                                     2,113,380
     40,000     Hewlett-Packard Company                                844,000
     19,000     International Business
                Machines Corporation                                 1,674,850
                                                                   -----------
                                                                     4,632,230
                                                                   -----------

DIVERSIFIED FINANCIAL SERVICES - 3.3%
     44,796     Citigroup, Inc.                                      2,083,014
                                                                   -----------

ELECTRICAL EQUIPMENT - 3.2%
     31,600     Emerson Electric Company                             2,008,180
                                                                   -----------

FOOD & STAPLES RETAILING - 8.4%
     53,000     Sysco Corporation                                    1,901,110
     38,000     Walgreen Company                                     1,375,980
     38,250     Wal-Mart Stores, Inc.                                2,018,070
                                                                   -----------
                                                                     5,295,160
                                                                   -----------

HEALTH CARE EQUIPMENT & SUPPLIES - 3.4%
     44,000     Medtronic, Inc.                                      2,143,680
                                                                   -----------

HEALTH CARE PROVIDERS & SERVICES - 5.3%
     26,550     Cardinal Health, Inc.                              $ 1,859,827
     44,400     Caremark Rx, Inc.*<F89>                              1,462,536
                                                                   -----------
                                                                     3,322,363
                                                                   -----------

HOUSEHOLD PRODUCTS - 2.5%
     28,800     The Procter &
                Gamble Company                                       1,567,872
                                                                   -----------

INDUSTRIAL CONGLOMERATES - 3.5%
     68,000     General Electric Company                             2,203,200
                                                                   -----------

INSURANCE - 5.4%
     22,000     AFLAC Incorporated                                     897,820
     35,600     American International
                Group, Inc.                                          2,537,568
                                                                   -----------
                                                                     3,435,388
                                                                   -----------

IT SERVICES - 3.9%
     32,920     Fiserv, Inc.*<F89>                                   1,280,259
     45,000     SunGard Data
                Systems, Inc.*<F89>                                  1,170,000
                                                                   -----------
                                                                     2,450,259
                                                                   -----------

MACHINERY - 1.9%
     12,400     Illinois Tool Works, Inc.                            1,189,036
                                                                   -----------

MEDIA - 1.5%
     12,800     The McGraw-Hill
                Companies, Inc.                                        980,096
                                                                   -----------

OIL & GAS - 1.4%
     20,200     Apache Corporation                                     879,710
                                                                   -----------

PHARMACEUTICALS - 10.8%
     29,000     Abbott Laboratories                                  1,182,040
     16,800     Eli Lilly and Company                                1,174,488
     13,000     Johnson & Johnson                                      724,100
     48,014     Pfizer, Inc.                                         1,645,920
     30,800     Teva Pharmaceutical
                Industries Ltd.-ADR F<F90>                           2,072,532
                                                                   -----------
                                                                     6,799,080
                                                                   -----------

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 4.8%
     58,068     Intel Corporation                                    1,602,677
     27,000     Maxim Integrated
                Products, Inc.                                       1,415,340
                                                                   -----------
                                                                     3,018,017
                                                                   -----------

SOFTWARE - 5.2%
     26,000     Adobe Systems, Inc.                                  1,209,000
     73,000     Microsoft Corporation                                2,084,880
                                                                   -----------
                                                                     3,293,880
                                                                   -----------

SPECIALTY RETAIL - 10.0%
     34,850     Best Buy Company, Inc.                               1,768,289
     49,500     Staples, Inc.                                        1,450,845
     53,587     The Home Depot, Inc.                                 1,886,262
     51,000     The TJX Companies, Inc.                              1,231,140
                                                                   -----------
                                                                     6,336,536
                                                                   -----------
                Total Common Stocks
                (Cost $57,091,406)                                  61,097,320
                                                                   -----------

SHORT-TERM INVESTMENTS - 3.4%

MONEY MARKET FUND - 3.4%
  2,122,140     SEI Daily Income
                Trust Government
                Fund - Class B                                       2,122,140
                                                                   -----------

                Total Short-Term
                Investments
                (Cost $2,122,140)                                    2,122,140
                                                                   -----------
                Total Investments
                (Cost $59,213,546)
                100.1%                                              63,219,460
                                                                   -----------
                Liabilities, less Other
                Assets  (0.1%)                                         (38,320)
                                                                   -----------
                TOTAL NET
                ASSETS  100.0%                                     $63,181,140
                                                                   -----------
                                                                   -----------

ADR - American Depository Receipt
*<F89> Non Income Producing
F<F90> Foreign

                     See notes to the financial statements

BAIRD MIDCAP FUND

A June 30, 2004 summary of the Fund's top 10 holdings and equity sector analysis compared to the Standard & Poor's MidCap 400 Index (the "S&P MidCap 400 Index") is shown below.

TOP 10 HOLDINGS*<F91>

Cytyc Corporation                                       3.6%
Dick's Sporting Goods, Inc.                             3.5%
Fastenal Company                                        3.1%
Legg Mason, Inc.                                        3.1%
Cintas Corporation                                      3.1%
Fiserv, Inc.                                            3.1%
Iron Mountain Incorporated                              3.0%
Intersil Corporation                                    2.9%
Microchip Technology Incorporated                       2.8%
PETCO Animal Supplies, Inc.                             2.8%

NET ASSETS:                                      $59,937,805
PORTFOLIO TURNOVER RATIO:                             30.46%
NUMBER OF EQUITY HOLDINGS:                                42

PORTFOLIO EXPENSE RATIO:***<F93>
INSTITUTIONAL CLASS:                                   0.85%
INVESTOR CLASS:                                        1.10%****<F94>

EQUITY SECTOR ANALYSIS**<F92>

                                          MidCap        S&P 400
                                          ------        -------
Consumer Discretionary                    19.8%          17.9%
Consumer Staples                           1.4%           4.9%
Energy                                     3.9%           7.1%
Financials                                13.9%          18.9%
Health Care                               20.9%          11.7%
Industrials                               13.2%          13.1%
Information Technology                    25.2%          15.3%
Materials                                  0.0%           4.4%
Telecommunication Services                 0.0%           0.5%
Utilities                                  0.0%           6.3%
Other Holdings                             1.8%           0.0%

    *<F91> The Fund's portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.
   **<F92>  As of 6/30/04, based on equity sector values.
  ***<F93> The Advisor has contractually agreed to limit the Fund's total annual fund operating expenses to 0.85% of average daily net assets for the Institutional Class shares and 1.10% of average daily net assets for the Investor Class shares, at least through December 31, 2004.
 ****<F94>  Includes 0.25% 12b-1 fee.

BAIRD MIDCAP FUND

ANNUALIZED TOTAL RETURNS

For the Period Ended June 30, 2004                   ONE YEAR       SINCE INCEPTION(1)<F95>
----------------------------------                   --------       -----------------------
Baird MidCap Fund - Institutional Class Shares        24.46%                 1.07%
Baird MidCap Fund - Investor Class Shares             24.10%                 0.85%
S&P MidCap 400 Index(2)<F96>                          19.10%                 5.34%

(1)<F95> For the period December 29, 2000 (commencement of operations) to June 30, 2004.
(2)<F96> The S&P MidCap 400 Index is an unmanaged, market-value weighted index of 400 mid-cap stocks chosen by Standard & Poor's on the basis of market size, liquidity and industry group representation. The Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

THE FUND'S INVESTMENT RESULTS REPRESENT AVERAGE ANNUAL TOTAL RETURNS. THE RETURNS REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

BAIRD MIDCAP FUND

SCHEDULE OF INVESTMENTS       JUNE 30, 2004 (UNAUDITED)

 Shares                                                                Value
 ------                                                                -----

COMMON STOCKS - 97.0%

AUTO COMPONENTS - 4.1%
     32,849     Gentex Corporation                                 $ 1,303,448
     21,069     Johnson Controls, Inc.                               1,124,663
                                                                   -----------
                                                                     2,428,111
                                                                   -----------

BIOTECHNOLOGY - 1.8%
     19,382     Martek Biosciences
                Corporation*<F97>                                    1,088,687
                                                                   -----------

CAPITAL MARKETS - 6.9%
     37,029     Eaton Vance Corporation                              1,414,878
     19,037     Investors Financial
                Services Corporation                                   829,632
     20,470     Legg Mason, Inc.                                     1,862,975
                                                                   -----------
                                                                     4,107,485
                                                                   -----------

COMMERCIAL BANKS - 6.9%
     42,582     East West Bancorp, Inc.                              1,307,267
     36,626     Southwest Bancorporation
                of Texas, Inc.                                       1,615,939
     20,311     TCF Financial
                Corporation                                          1,179,054
                                                                   -----------
                                                                     4,102,260
                                                                   -----------

COMMERCIAL SERVICES & SUPPLIES - 11.2%
     38,846     Cintas Corporation                                   1,851,789
     51,222     Hewitt Associates,
                Inc. - Class A*<F97>                                 1,408,605
     37,526     Iron Mountain
                Incorporated*<F97>                                   1,811,005
     31,713     Stericycle, Inc.*<F97>                               1,640,831
                                                                   -----------
                                                                     6,712,230
                                                                   -----------

COMMUNICATIONS EQUIPMENT - 2.3%
     37,479     Avocent Corporation*<F97>                            1,376,978
                                                                   -----------

ELECTRONIC EQUIPMENT - 2.7%
     25,595     CDW Corporation                                      1,631,937
                                                                   -----------

ENERGY EQUIPMENT & SERVICES - 3.8%
     17,830     Cooper Cameron
                Corporation*<F97>                                   $  868,321
     25,319     Smith International, Inc.*<F97>                      1,411,787
                                                                   -----------
                                                                     2,280,108
                                                                   -----------

FOOD & STAPLES RETAILING - 1.4%
      8,799     Whole Foods Market, Inc.                               839,865
                                                                   -----------

HEALTH CARE EQUIPMENT & SUPPLIES - 13.1%
     84,823     Cytyc Corporation*<F97>                              2,151,960
     22,119     INAMED Corporation*<F97>                             1,390,179
     30,778     ResMed, Inc.*<F97>                                   1,568,447
     13,556     Varian Medical
                Systems, Inc.*<F97>                                  1,075,669
     34,822     Waters Corporation*<F97>                             1,663,795
                                                                   -----------
                                                                     7,850,050
                                                                   -----------

HEALTH CARE PROVIDERS & SERVICES - 6.9%
     14,561     Express Scripts, Inc.*<F97>                          1,153,668
     68,295     Health Management
                Associates, Inc. - Class A                           1,531,174
     19,258     Patterson Dental
                Company*<F97>                                        1,473,044
                                                                   -----------
                                                                     4,157,886
                                                                   -----------

HOTELS, RESTAURANTS & LEISURE - 4.7%
     64,406     Applebee's
                International, Inc.                                  1,482,626
     32,351     P.F. Chang's China
                Bistro, Inc.*<F97>                                   1,331,244
                                                                   -----------
                                                                     2,813,870
                                                                   -----------

IT SERVICES - 5.7%
     47,383     Fiserv, Inc.*<F97>                                   1,842,725
     34,617     Global Payments, Inc.                                1,558,457
                                                                   -----------
                                                                     3,401,182
                                                                   -----------

MACHINERY - 1.7%
     23,260     Nordson Corporation                                  1,008,786
                                                                   -----------

MULTILINE RETAIL - 2.1%
     56,703     Fred's, Inc.                                         1,252,569
                                                                   -----------

OFFICE ELECTRONICS - 2.6%
     18,101     Zebra Technologies
                Corporation - Class A*<F97>                          1,574,787
                                                                   -----------

PHARMACEUTICALS - 1.6%
     23,740     Medicis Pharmaceutical
                Corporation - Class A                                  948,413
                                                                   -----------

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 5.7%
     80,846     Intersil Corporation -
                Class A                                              1,751,124
     53,125     Microchip Technology
                Incorporated                                         1,675,563
                                                                   -----------
                                                                     3,426,687
                                                                   -----------

SPECIALTY RETAIL - 8.7%
     63,682     Dick's Sporting
                Goods, Inc.*<F97>                                    2,123,795
     26,018     Michaels Stores, Inc.                                1,430,990
     51,681     PETCO Animal
                Supplies, Inc.*<F97>                                 1,664,645
                                                                   -----------
                                                                     5,219,430
                                                                   -----------

TRADING COMPANIES & DISTRIBUTORS - 3.1%
     33,047     Fastenal Company                                     1,878,061
                                                                   -----------

                Total Common Stocks
                (Cost $51,182,779)                                  58,099,382
                                                                   -----------

EXCHANGE-TRADED FUND - 1.7%
      9,310     Midcap SPDR Trust
                Series 1                                             1,034,341
                                                                   -----------

                Total Exchange-Traded
                Fund (Cost $1,006,214)                               1,034,341
                                                                   -----------

SHORT-TERM INVESTMENTS - 3.0%

MONEY MARKET FUND - 3.0%
  1,817,583     SEI Daily Income
                Trust Government
                Fund - Class B                                       1,817,583
                                                                   -----------

                Total Short-Term
                Investments
                (Cost $1,817,583)                                    1,817,583
                                                                   -----------
                Total Investments
                (Cost $54,006,576)
                101.7%                                              60,951,306
                                                                   -----------
                Liabilities, less Other
                Assets  (1.7%)                                      (1,013,501)
                                                                   -----------
                TOTAL NET
                ASSETS  100.0%                                     $59,937,805
                                                                   -----------
                                                                   -----------

*<F97>  Non Income Producing

                     See notes to the financial statements

BAIRD SMALLCAP FUND

The Baird SmallCap Fund commenced operations on June 30, 2004. Each of the Fund's two classes were funded with $1,000 in cash on that date. No investments were made for the period ended June 30, 2004.

NET ASSETS:                                           $2,000
PORTFOLIO TURNOVER RATIO:                              0.00%
NUMBER OF EQUITY HOLDINGS:                                 0

PORTFOLIO EXPENSE RATIO:*<F98>
INSTITUTIONAL CLASS:                                   0.95%
INVESTOR CLASS:                                        1.20%**<F99>

 *<F98> The Advisor has contractually agreed to limit the Fund's total annual fund operating expenses to 0.95% of average daily net assets for the Institutional Class shares and 1.20% of average daily net assets for the Investor Class shares, at least through December 31, 2005.
**<F99>   Includes 0.25% 12b-1 fee.

TOTAL RETURNS

For June 30, 2004(1)<F1>                                    SINCE INCEPTION
------------------------                                    ---------------
Baird SmallCap Fund - Institutional Class Shares                 0.00%
Baird SmallCap Fund - Investor Class Shares                      0.00%
S&P Small Cap 600 Index(2)<F2>                                   0.69%

(1)<F1>   Commencement of operations.
(2)<F2> The Standard & Poor's Small Cap 600 Index is an unmanaged, market-value weighted index of 600 small-capitalization common stocks chosen by Standard & Poor's on the basis of market size, liquidity and industry characteristics. The Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

THE FUND'S INVESTMENT RESULTS REPRESENT TOTAL RETURNS. THE RETURNS REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

BAIRD FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES       JUNE 30, 2004 (UNAUDITED)

                                                               BAIRD LARGECAP       BAIRD MIDCAP       BAIRD SMALLCAP
                                                                    FUND                FUND                FUND
                                                               --------------       ------------       --------------
ASSETS:
   Investments, at value                                        $63,219,460         $60,951,306         $        --
     (cost $59,213,546 and $54,006,576, respectively)
   Dividends receivable                                              43,312               5,773                  --
   Interest receivable                                                  731                 449                  --
   Receivable for fund shares sold                                    7,312              14,649               2,000
   Other assets                                                       6,263               4,870                  --
                                                                -----------         -----------         -----------
   Total assets                                                  63,277,078          60,977,047               2,000
                                                                -----------         -----------         -----------
LIABILITIES:
   Payable for securities purchased                                      --             912,295                  --
   Payable for fund shares purchased                                     --                  14                  --
   Payable to advisor and distributor                                36,984              73,823                  --
   Accrued expenses and other liabilities                            58,954              53,110                  --
                                                                -----------         -----------         -----------
   Total liabilities                                                 95,938           1,039,242                  --
                                                                -----------         -----------         -----------
NET ASSETS                                                      $63,181,140         $59,937,805         $     2,000
                                                                -----------         -----------         -----------
                                                                -----------         -----------         -----------
NET ASSETS CONSIST OF:
   Capital stock                                                $66,979,819         $53,839,468         $     2,000
   Accumulated undistributed net investment income (loss)           112,319            (105,920)                 --
   Accumulated net realized loss on investments sold             (7,916,912)           (740,473)                 --
   Net unrealized appreciation on investments                     4,005,914           6,944,730                  --
                                                                -----------         -----------         -----------
NET ASSETS                                                      $63,181,140         $59,937,805         $     2,000
                                                                -----------         -----------         -----------
                                                                -----------         -----------         -----------
INSTITUTIONAL CLASS SHARES
   Net Assets                                                   $62,518,637         $58,652,691         $     1,000
   Shares outstanding
     ($0.01 par value, unlimited shares authorized)               7,932,765           5,652,204                 100
   Net asset value, offering and redemption price per share     $      7.88         $     10.38         $     10.00
                                                                -----------         -----------         -----------
                                                                -----------         -----------         -----------
INVESTOR CLASS SHARES
   Net Assets                                                   $   662,503         $ 1,272,114         $     1,000
   Shares outstanding
     ($0.01 par value, unlimited shares authorized)                  84,503             123,504                 100
   Net asset value, offering and redemption price per share     $      7.84         $     10.30         $     10.00
                                                                -----------         -----------         -----------
                                                                -----------         -----------         -----------

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF OPERATIONS       SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                          BAIRD LARGECAP       BAIRD MIDCAP
                                                               FUND                FUND
                                                          --------------       ------------
INVESTMENT INCOME:
   Dividends                                                $ 344,097          $   87,661
   Interest                                                     2,403               3,918
                                                            ---------          ----------
   Total investment income                                    346,500              91,579
                                                            ---------          ----------

EXPENSES:
   Investment advisory fees                                   202,239             173,084
   Administration fees                                         19,558              13,358
   Fund accounting fees                                        17,662              17,654
   Shareholder servicing fees                                  17,452              17,890
   Professional fees                                           13,776              11,314
   Federal and state registration                               8,104               7,326
   Directors fees                                               5,168               3,638
   Custody fees                                                 3,626               4,660
   Reports to shareholders                                      3,448               4,102
   Distribution fees - Investor Class Shares                      828               1,337
   Miscellaneous                                                3,468               3,170
                                                            ---------          ----------
                                                              295,329             257,533
   Expense reimbursement by Advisor                           (61,148)            (60,034)
                                                            ---------          ----------
   Total expenses                                             234,181             197,499
                                                            ---------          ----------
NET INVESTMENT INCOME (LOSS)                                  112,319            (105,920)
                                                            ---------          ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments                            46,680             962,131
   Change in unrealized appreciation on investments           637,061           2,149,734
                                                            ---------          ----------
   Net realized and unrealized gain on investments            683,741           3,111,865
                                                            ---------          ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $ 796,060          $3,005,945
                                                            ---------          ----------
                                                            ---------          ----------

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          BAIRD LARGECAP FUND
                                                                   ------------------------------------
                                                                   Six Months Ended
                                                                    June 30, 2004         Year Ended
                                                                     (unaudited)      December 31, 2003
                                                                   ----------------   -----------------
OPERATIONS:
   Net investment income                                             $   112,319         $   183,307
   Net realized gain (loss) on investments                                46,680          (3,099,029)
   Change in unrealized appreciation on investments                      637,061          13,777,229
                                                                     -----------         -----------
   Net increase in net assets resulting from operations                  796,060          10,861,507
                                                                     -----------         -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                           3,686,673           6,300,312
   Shares issued to holders in reinvestment of dividends                      --             183,995
   Cost of shares redeemed                                            (1,679,536)         (6,330,955)
                                                                     -----------         -----------
   Net increase in net assets resulting from
     capital share transactions                                        2,007,137             153,352
                                                                     -----------         -----------
DISTRIBUTIONS TO
  INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income                                                 --            (184,144)
   From net realized gains                                                    --                  --
                                                                     -----------         -----------
                                                                              --            (184,144)
                                                                     -----------         -----------
DISTRIBUTIONS TO
  INVESTOR CLASS SHAREHOLDERS:
   From net investment income                                                 --                (557)
   From net realized gains                                                    --                  --
                                                                     -----------         -----------
                                                                              --                (557)
                                                                     -----------         -----------

TOTAL INCREASE IN NET ASSETS                                           2,803,197          10,830,158

NET ASSETS:
   Beginning of period                                                60,377,943          49,547,785
                                                                     -----------         -----------
   End of period (including undistributed net investment income
     of $112,319 and $0, respectively)                               $63,181,140         $60,377,943
                                                                     -----------         -----------
                                                                     -----------         -----------

                     See notes to the financial statements

BAIRD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 BAIRD MIDCAP FUND
                                                                        ------------------------------------
                                                                        Six Months Ended
                                                                         June 30, 2004         Year Ended
                                                                          (unaudited)      December 31, 2003
                                                                        ----------------   -----------------
OPERATIONS:
   Net investment loss                                                    $  (105,920)        $  (208,334)
   Net realized gain on investments                                           962,131           1,482,477
   Change in unrealized appreciation on investments                         2,149,734           4,974,216
                                                                          -----------         -----------
   Net increase in net assets resulting from operations                     3,005,945           6,248,359
                                                                          -----------         -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                               28,727,196           5,465,190
   Shares issued to holders in reinvestment of dividends                           --                  --
   Cost of shares redeemed                                                 (1,384,201)         (3,790,651)
                                                                          -----------         -----------
   Net increase in net assets resulting from
     capital share transactions                                            27,342,995           1,674,539
                                                                          -----------         -----------
DISTRIBUTIONS TO
  INSTITUTIONAL CLASS SHAREHOLDERS:
   From net investment income                                                      --                 --
   From net realized gains                                                         --                  --
                                                                          -----------         -----------
                                                                                   --                  --
                                                                          -----------         -----------
DISTRIBUTIONS TO
  INVESTOR CLASS SHAREHOLDERS:
   From net investment income                                                      --                  --
   From net realized gains                                                         --                  --
                                                                          -----------         -----------
                                                                                   --                  --
                                                                          -----------         -----------

TOTAL INCREASE IN NET ASSETS                                               30,348,940           7,922,898

NET ASSETS:
   Beginning of period                                                     29,588,865          21,665,967
                                                                          -----------         -----------
   End of period (including undistributed net investment
     income (loss) of ($105,920) and $0, respectively)                    $59,937,805         $29,588,865
                                                                          -----------         -----------
                                                                          -----------         -----------

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                              BAIRD LARGECAP FUND
                                              -----------------------------------------------------------------------------------
                                              Institutional                                                      Institutional
                                              Class Shares    Institutional   Institutional   Institutional       Class Shares
                                               Six Months     Class Shares     Class Shares    Class Shares      September 29,
                                                  Ended        Year Ended       Year Ended      Year Ended    2000(1)<F3> through
                                              June 30, 2004   December 31,     December 31,    December 31,       December 31,
                                               (unaudited)        2003             2002            2001               2000
                                              -------------   ------------     ------------    ------------   -------------------
Per Share Data:
   Net asset value, beginning of period        $      7.78     $      6.41      $      8.63     $      9.58         $    10.00
                                               -----------     -----------      -----------     -----------         ----------
Income from investment operations:
   Net investment income                              0.01            0.02             0.02            0.01               0.00(2)
                                                                                                                              <F4>
   Net realized and unrealized
     gains (losses) on investments                    0.09            1.37            (2.22)          (0.95)             (0.42)
                                               -----------     -----------      -----------     -----------         ----------
   Total from investment operations                   0.10            1.39            (2.20)          (0.94)             (0.42)
                                               -----------     -----------      -----------     -----------         ----------
Less distributions:
   Dividends from net investment income                 --           (0.02)           (0.02)          (0.01)             (0.00)(2)
                                                                                                                               <F4>
   Distributions from net realized gains                --              --               --              --              (0.00)(2)
                                                                                                                               <F4>
                                               -----------     -----------      -----------     -----------         ----------
   Total distributions                                  --           (0.02)           (0.02)          (0.01)             (0.00)
                                               -----------     -----------      -----------     -----------         ----------
Net asset value, end of period                 $      7.88     $      7.78      $      6.41     $      8.63         $     9.58
                                               -----------     -----------      -----------     -----------         ----------
                                               -----------     -----------      -----------     -----------         ----------
Total return                                         1.29%(3)       21.75%          (25.53%)         (9.84%)            (4.15%)(3)
                                                          <F5>                                                                 <F5>
Supplemental data and ratios:
   Net assets, end of period                   $62,518,637     $59,743,783      $48,900,767     $51,446,666         $9,623,337
   Ratio of expenses
     to average net assets(5)<F7>                    0.75%(4)        0.75%            0.75%           0.75%              0.85%(4)
                                                          <F6>                                                                <F6>
   Ratio of net investment income
     to average net assets(5)<F7>                    0.36%(4)        0.34%            0.23%           0.12%              0.13%(4)
                                                          <F6>                                                                <F6>
   Portfolio turnover rate(6)<F8>                     8.7%(3)        24.8%            16.2%            9.0%               4.4%(3)
                                                          <F5>                                                                <F5>

(1)<F3> Commencement of operations.
(2)<F4> Amount is less than $0.01.
(3)<F5> Not annualized.
(4)<F6> Annualized.
(5)<F7> Without fees waived, ratios of net expenses to average net assets for the periods ended June 30, 2004, December 31, 2003, December 31, 2002, December 31, 2001 and December 31, 2000 would have been 0.95%, 0.95%, 0.95%, 1.06% and 2.94%, respectively; and the ratios of net investment income (loss) to average net assets would have been 0.17%, 0.14%, 0.03%, (0.19%) and (1.97%), respectively.
(6)<F8> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                              BAIRD LARGECAP FUND
                                              -----------------------------------------------------------------------------------
                                                Investor                                                            Investor
                                              Class Shares      Investor         Investor        Investor         Class Shares
                                               Six Months     Class Shares     Class Shares    Class Shares      September 29,
                                                  Ended        Year Ended       Year Ended      Year Ended    2000(1)<F9> through
                                              June 30, 2004   December 31,     December 31,    December 31,       December 31,
                                               (unaudited)        2003             2002            2001               2000
                                              -------------   ------------     ------------    ------------   -------------------
Per Share Data:
   Net asset value, beginning of period        $      7.75     $      6.40     $      8.61     $      9.57          $    10.00
                                               -----------     -----------     -----------     -----------          ----------
Income from investment operations:
   Net investment income (loss)                       0.00(2)         0.01           (0.00)(2)       (0.01)              (0.00)(2)
                                                         <F10>                            <F10>                               <F10>
   Net realized and unrealized
     gains (losses) on investments                    0.09            1.35           (2.21)          (0.95)              (0.43)
                                               -----------     -----------     -----------     -----------          ----------
   Total from investment operations                   0.09            1.36           (2.21)          (0.96)              (0.43)
                                               -----------     -----------     -----------     -----------          ----------
Less distributions:
   Dividends from net investment income                 --           (0.01)          (0.00)(2)          --                  --
                                                                                          <F10>
   Distributions from net realized gains                --              --              --              --               (0.00)(2)
                                                                                                                              <F10>
                                               -----------     -----------     -----------     -----------          ----------
   Total distributions                                  --           (0.01)          (0.00)             --               (0.00)
                                               -----------     -----------     -----------     -----------          ----------
Net asset value, end of period                 $      7.84     $      7.75     $      6.40     $      8.61          $     9.57
                                               -----------     -----------     -----------     -----------          ----------
                                               -----------     -----------     -----------     -----------          ----------
Total return                                         1.16%(3)       21.20%         (25.65%)        (10.03%)             (4.28%)(3)
                                                         <F11>                                                                <F11>
Supplemental data and ratios:
   Net assets, end of period                   $   662,503     $   634,160     $   647,018     $   615,533          $   42,288
   Ratio of expenses
     to average net assets(5)<F13>                   1.00%(4)        1.00%           1.00%           1.00%               1.10%(4)
                                                         <F12>                                                               <F12>
   Ratio of net investment income (loss)
     to average net assets(5)<F13>                   0.11%(4)        0.09%          (0.02%)         (0.13%)             (0.12%)(4)
                                                         <F12>                                                                <F12>
   Portfolio turnover rate(6)<F14>                    8.7%(3)        24.8%           16.2%            9.0%                4.4%(3)
                                                         <F11>                                                               <F11>

(1)<F9>   Commencement of operations.
(2)<F10>  Amount is less than $0.01.
(3)<F11>  Not annualized.
(4)<F12>  Annualized.
(5)<F13> Without fees waived, ratios of net expenses to average net assets for the periods ended June 30, 2004, December 31, 2003, December 31, 2002, December 31, 2001 and December 31, 2000 would have been 1.20%, 1.20%, 1.20%, 1.31% and 3.19%, respectively; and the ratios of net investment income (loss) to average net assets would have been (0.08%), (0.11%), (0.22%), (0.44%) and (2.22%), respectively.
(6)<F14> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                               BAIRD MIDCAP FUND
                                              ------------------------------------------------------------------------------------
                                              Institutional                                                      Institutional
                                              Class Shares    Institutional   Institutional   Institutional       Class Shares
                                               Six Months     Class Shares     Class Shares    Class Shares       December 29,
                                                  Ended        Year Ended       Year Ended      Year Ended    2000(1)<F15> through
                                              June 30, 2004   December 31,     December 31,    December 31,       December 31,
                                               (unaudited)        2003             2002            2001               2000
                                              -------------   ------------     ------------    ------------   --------------------
Per Share Data:
   Net asset value, beginning of period        $      9.72     $      7.66     $      9.11     $      9.70          $    10.00
                                               -----------     -----------     -----------     -----------          ----------
Income from investment operations:
   Net investment loss                               (0.02)          (0.07)          (0.07)(2)       (0.06)(2)           (0.00)(3)
                                                                                          <F16>           <F16>               <F17>
   Net realized and unrealized
     gains (losses) on investments                    0.68            2.13           (1.38)          (0.53)              (0.30)
                                               -----------     -----------     -----------     -----------          ----------
   Total from investment operations                   0.66            2.06           (1.45)          (0.59)              (0.30)
                                               -----------     -----------     -----------     -----------          ----------
Less distributions:
   Dividends from net investment income                 --              --              --              --                  --
   Distributions from net realized gains                --              --              --              --                  --
                                               -----------     -----------     -----------     -----------          ----------
   Total distributions                                  --              --              --              --                  --
                                               -----------     -----------     -----------     -----------          ----------
Net asset value, end of period                 $     10.38     $      9.72     $      7.66     $      9.11          $     9.70
                                               -----------     -----------     -----------     -----------          ----------
                                               -----------     -----------     -----------     -----------          ----------
Total return                                         6.79%(4)       26.89%         (15.92%)         (6.08%)             (3.00%)(4)
                                                         <F18>                                                                <F18>
Supplemental data and ratios:
   Net assets, end of period                   $58,652,691     $28,629,656     $20,864,264     $13,049,574          $7,853,228
   Ratio of expenses
     to average net assets(6)<F20>                   0.85%(5)        1.20%           1.25%           1.25%               1.25%(5)
                                                         <F19>                                                               <F19>
   Ratio of net investment loss
     to average net assets(6)<F20>                  (0.45%)(5)      (0.81%)         (0.84%)         (0.67%)             (1.25%)(5)
                                                          <F19>                                                               <F19>
   Portfolio turnover rate(7)<F21>                   30.5%(4)        81.8%           55.4%           73.6%                0.0%
                                                         <F18>

(1)<F15>  Commencement of operations.
(2)<F16>  Calculated using average shares outstanding during the period.
(3)<F17>  Amount is less than $0.01.
(4)<F18>  Not annualized.
(5)<F19>  Annualized.
(6)<F20> Without fees waived, ratios of net expenses to average net assets for the periods ended June 30, 2004, December 31, 2003, December 31, 2002, December 31, 2001 and December 31, 2000 would have been 1.11%, 1.20%, 1.39%, 2.06% and 2.78%, respectively; and the ratios of net investment loss to average net assets would have been (0.71%), (0.81%), (0.98%), (1.48%) and (2.78%), respectively.
(7)<F21> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements

BAIRD FUNDS, INC.

FINANCIAL HIGHLIGHTS

                                                                               BAIRD MIDCAP FUND
                                              ------------------------------------------------------------------------------------
                                                Investor                                                            Investor
                                              Class Shares      Investor         Investor        Investor         Class Shares
                                               Six Months     Class Shares     Class Shares    Class Shares       December 29,
                                                  Ended        Year Ended       Year Ended      Year Ended    2000(1)<F22> through
                                              June 30, 2004   December 31,     December 31,    December 31,       December 31,
                                               (unaudited)        2003             2002            2001               2000
                                              -------------   ------------     ------------    ------------   --------------------
Per Share Data:
   Net asset value, beginning of period        $      9.65     $      7.63     $      9.09      $      9.70         $    10.00
                                               -----------     -----------     -----------      -----------         ----------
Income from investment operations:
   Net investment loss                               (0.03)          (0.09)          (0.09)(2)        (0.08)(2)          (0.00)(3)
                                                                                          <F23>            <F23>              <F24>
   Net realized and unrealized
     gains (losses) on investments                    0.68            2.11           (1.37)           (0.53)             (0.30)
                                               -----------     -----------     -----------      -----------         ----------
   Total from investment operations                   0.65            2.02           (1.46)           (0.61)             (0.30)
                                               -----------     -----------     -----------      -----------         ----------
Less distributions:
   Dividends from net investment income                 --              --              --               --                 --
   Distributions from net realized gains                --              --              --               --                 --
                                               -----------     -----------     -----------      -----------         ----------
   Total distributions                                  --              --              --               --                 --
                                               -----------     -----------     -----------      -----------         ----------
Net asset value, end of period                 $     10.30     $      9.65     $      7.63      $      9.09         $     9.70
                                               -----------     -----------     -----------      -----------         ----------
                                               -----------     -----------     -----------      -----------         ----------
Total return                                         6.74%(4)       26.47%         (16.06%)          (6.29%)            (3.00%)(4)
                                                         <F25>                                                                <F25>
Supplemental data and ratios:
   Net assets, end of period                   $ 1,272,114     $   959,209     $   801,703      $ 1,050,356         $       10
   Ratio of expenses
     to average net assets(6)<F27>                   0.85%(5)        1.45%           1.50%            1.50%              1.50%(5)
                                                         <F26>                                                               <F26>
   Ratio of net investment loss
     to average net assets(6)<F27>                  (0.92%)(5)      (1.06%)         (1.09%)          (0.92%)            (1.50%)(5)
                                                          <F26>                                                               <F26>
   Portfolio turnover rate(7)<F28>                   30.5%(4)        81.8%           55.4%            73.6%               0.0%
                                                         <F25>

(1)<F22>  Commencement of operations.
(2)<F23>  Calculated using average shares outstanding during the period.
(3)<F24>  Amount is less than $0.01.
(4)<F25>  Not annualized.
(5)<F26>  Annualized.
(6)<F27> Without fees waived, ratios of net expenses to average net assets for the periods ended June 30, 2004, December 31, 2003, December 31, 2002, December 31, 2001 and December 31, 2000 would have been 1.36%, 1.45%, 1.64%, 2.31% and 3.03%, respectively; and the ratios of net investment loss to average net assets would have been (0.96%), (1.06%), (1.23%), (1.73%) and (3.03%), respectively.
(7)<F28> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements

BAIRD FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS       JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION

Baird Funds, Inc. (the "Corporation") was incorporated on June 9, 2000 as a Wisconsin Corporation and is registered as an open-end management company under the Investment Company Act of 1940, as amended (the "1940 Act"). The accompanying financial statements include the Baird LargeCap Fund, the Baird MidCap Fund and the Baird SmallCap Fund (each a "Fund" and collectively the "Funds"), three of the eight portfolios comprising the Corporation. Pursuant to the 1940 Act, the Funds are "diversified" series of the Corporation. The Baird Short-Term Bond Fund is not presently being offered to investors.

The Baird LargeCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on September 29, 2000. The Baird MidCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on December 29, 2000. The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee up to 0.25%. On June 30, 2004, Baird Funds, Inc. started a new series, the Baird SmallCap Fund, through the issuance of 200 shares in exchange for cash to Robert W. Baird & Co. Incorporated. The public offering of the Baird SmallCap Fund began on July 1, 2004.

The investment objective of the Baird LargeCap Fund is to seek long-term growth of capital through investments in equity securities of large-capitalization companies.

The investment objective of the Baird MidCap Fund is to seek long-term growth of capital through investments in equity securities of mid-capitalization companies.

The investment objective of the Baird SmallCap Fund is to seek long-term growth of capital through investments in equity securities of small-capitalization companies.

On June 30, 2004, one shareholder related to the investment advisor held approximately 51% of the Institutional Class Shares of the Baird LargeCap Fund and one shareholder related to the investment advisor held 100% of the Institutional Class Shares and Investor Class Shares of the Baird SmallCap Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation - Common stocks that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Securities traded on NASDAQ are valued at the NASDAQ official closing price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded.
   If such securities were not traded on the valuation date they are valued at the average of the current bid and asked price. Unlisted equity securities for which market quotations are readily available are valued at the average of the current bid and asked price. Debt securities are valued at the latest bid price. Investments in open-end mutual funds are valued at the net asset value on the day the valuation is made. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Directors.

b) Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

c) Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

d) Distributions to Shareholders - Dividends from net investment income are declared and paid annually. Distributions of net realized gains, if any, are declared and paid at least annually.

e) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f) Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Accounting principles generally accepted in the United States of America require that permanent financial reporting and tax differences be reclassified in the capital accounts.

3. CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of each Fund:

BAIRD LARGECAP FUND

                                     Period Ended                                                    Period Ended
                                     June 30, 2004                                                   June 30, 2004
                              ---------------------------                                       ------------------------
INSTITUTIONAL CLASS SHARES         $             Shares       INVESTOR CLASS SHARES                 $            Shares
                              ------------     ----------                                       ---------        -------
Shares sold                    $ 3,649,519        462,922     Shares sold                       $  37,154          4,726
Shares redeemed                 (1,663,616)      (210,816)    Shares redeemed                     (15,920)        (2,076)
                               -----------      ---------                                       ---------        -------
Net Increase                   $ 1,985,903        252,106     Net Increase                      $  21,234          2,650
                               -----------                                                      ---------
                               -----------                                                      ---------
Shares Outstanding:                                           Shares Outstanding:
Beginning of period                             7,680,659     Beginning of period                                 81,853
                                                ---------                                                        -------
End of period                                   7,932,765     End of period                                       84,503
                                                ---------                                                        -------
                                                ---------                                                        -------

                                      Year Ended                                                      Year Ended
                                   December 31, 2003                                               December 31, 2003
                              ---------------------------                                       ------------------------
INSTITUTIONAL CLASS SHARES         $             Shares       INVESTOR CLASS SHARES                 $            Shares
                              ------------     ----------                                       ---------        -------
Shares sold                    $ 6,076,762        881,458     Shares sold                       $ 223,550         31,439
Shares issued through                                         Shares issued through
  reinvestment of dividends        183,447         23,855       reinvestment of dividends             548             72
Shares redeemed                 (5,993,735)      (850,433)    Shares redeemed                    (337,220)       (50,768)
                               -----------      ---------                                       ---------        -------
Net Increase                   $   266,474         54,880     Net Decrease                      $(113,122)       (19,257)
                               -----------                                                      ---------
                               -----------                                                      ---------
Shares Outstanding:                                           Shares Outstanding:
Beginning of period                             7,625,779     Beginning of period                                101,110
                                                ---------                                                        -------
End of period                                   7,680,659     End of period                                       81,853
                                                ---------                                                        -------
                                                ---------                                                        -------

BAIRD MIDCAP FUND

                                     Period Ended                                                    Period Ended
                                     June 30, 2004                                                   June 30, 2004
                              ---------------------------                                       ------------------------
INSTITUTIONAL CLASS SHARES         $             Shares       INVESTOR CLASS SHARES                 $            Shares
                              ------------     ----------                                       ---------        -------
Shares sold                    $28,478,345      2,844,801     Shares sold                       $ 248,851         24,843
Shares redeemed                 (1,377,355)      (138,619)    Shares redeemed                      (6,846)          (691)
                               -----------      ---------                                       ---------        -------
Net Increase                   $27,100,990      2,706,182     Net Increase                      $ 242,005         24,152
                               -----------                                                      ---------
                               -----------                                                      ---------
Shares Outstanding:                                           Shares Outstanding:
Beginning of period                             2,946,022     Beginning of period                                 99,352
                                                ---------                                                        -------
End of period                                   5,652,204     End of period                                      123,504
                                                ---------                                                        -------
                                                ---------                                                        -------

                                      Year Ended                                                      Year Ended
                                   December 31, 2003                                               December 31, 2003
                              ---------------------------                                       ------------------------
INSTITUTIONAL CLASS SHARES         $             Shares       INVESTOR CLASS SHARES                 $            Shares
                              ------------     ----------                                       ---------        -------
Shares sold                    $ 5,353,711        631,918     Shares sold                       $ 111,479         13,783
Shares redeemed                 (3,627,348)      (408,539)    Shares redeemed                    (163,303)       (19,470)
                               -----------      ---------                                       ---------        -------
Net Increase                   $ 1,726,363        223,379     Net Decrease                      $ (51,824)        (5,687)
                               -----------                                                      ---------
                               -----------                                                      ---------
Shares Outstanding:                                           Shares Outstanding:
Beginning of period                             2,722,643     Beginning of period                                105,039
                                                ---------                                                        -------
End of period                                   2,946,022     End of period                                       99,352
                                                ---------                                                        -------
                                                ---------                                                        -------

4. INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

During the period ended June 30, 2004, purchases and sales of investment securities (excluding short-term investments) were as follows:

                        Baird                Baird
                    LargeCap Fund         MidCap Fund
                    -------------         -----------
Purchases:           $  6,188,805         $ 41,477,808
Sales:               $  5,285,246         $ 13,931,116

At June 30, 2004, gross unrealized appreciation and depreciation of investments and distributable ordinary income and long-term capital gains for federal tax purposes were as follows:

                          COST FOR
                          FEDERAL       TAX BASIS       TAX BASIS                                      DISTRIBUTABLE
                           INCOME         GROSS           GROSS        TAX BASIS NET   DISTRIBUTABLE     LONG-TERM
                            TAX         UNREALIZED      UNREALIZED      UNREALIZED       ORDINARY         CAPITAL
                          PURPOSES     APPRECIATION    DEPRECIATION    APPRECIATION       INCOME           GAINS
                          --------     ------------    ------------    -------------   -------------   -------------
Baird LargeCap Fund     $59,271,414     $7,139,397      $3,191,351      $3,948,046       $112,319            --
Baird MidCap Fund       $54,034,387     $8,318,389      $1,401,470      $6,916,919          --               --

Undistributed income or net realized gains for financial statement purposes may differ from federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items for financial statement and tax purposes.

Under the current tax law, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2003, the Baird LargeCap Fund elected to defer capital losses occurring between November 1, 2003 and December 31, 2003 in the amount of $470,820.

At December 31, 2003, the Baird LargeCap Fund had accumulated net realized capital loss carryovers of $3,094,411 that expire in 2011, $4,188,556 that expire in 2010 and $151,937 that expire in 2009. At December 31, 2003, the Baird MidCap Fund had accumulated net realized capital loss carryovers of $1,674,793 that expire in 2010. To the extent the Funds realize future net capital gains, taxable distributions to shareholders will be offset by any unused capital loss carryover.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Robert W. Baird & Co. Incorporated (the "Advisor"). Pursuant to the advisory agreement with the Funds, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.65% for the Baird LargeCap Fund and 0.75% for the Baird MidCap Fund as applied to the respective Fund's average daily net assets. Certain officers of the Advisor are also officers of the Funds.

For the six months ended June 30, 2004 and through December 31, 2004, the Advisor agreed to waive its investment advisory fee and/or reimburse the Funds' operating expenses (exclusive of brokerage, interest, taxes, and extraordinary expenses) to the extent necessary to ensure that each Fund's operating expenses do not exceed the following amounts:

                      INSTITUTIONAL CLASS SHARES      INVESTOR CLASS SHARES
                      --------------------------      ---------------------
Baird LargeCap Fund             0.75%                         1.00%
Baird MidCap Fund               0.85%                         1.10%

To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total annual Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

                                                  Six Months
                                                    Ended
                                                   June 30,                    December 31,
                                                  ----------      --------------------------------------
     YEAR ENDED:                                     2004           2003           2002           2001
     REIMBURSED / ABSORBED EXPENSES SUBJECT
       TO RECOVERY BY ADVISOR UNTIL:                 2007           2006           2005           2004
     BAIRD LARGECAP FUND                           $61,148        $108,138       $91,116        $128,541
     BAIRD MIDCAP FUND                             $60,034        $  1,122       $21,503        $ 67,451

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

Robert W. Baird & Co. Incorporated (the "Distributor") is the sole distributor of the Funds pursuant to a distribution agreement.

No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the Baird LargeCap Fund and Baird MidCap Fund for the period ended June 30, 2004.

6. DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Funds have adopted a distribution and shareholder service plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended. The Plan allows the Funds to compensate the Distributor for a portion of the costs incurred in distributing the Funds' Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Funds' Investor Class Shares. The Baird LargeCap Fund and the Baird MidCap Fund incurred $828 and $1,337, respectively, in fees pursuant to the Plan for the period ended June 30, 2004.

                                  PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Fund's website at http://www.bairdfunds.com; and by accessing the SEC's website at http://www.sec.gov.

Beginning August 31, 2004, each Fund's proxy voting record is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Fund's website at http://www.bairdfunds.com; and by accessing the SEC's website at http://www.sec.gov.

                               BAIRD FUNDS, INC.

                      c/o U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                        Milwaukee, Wisconsin 53201-0701
                                 1-866-44BAIRD

BOARD OF DIRECTORS
G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
George C. Kaiser
Frederick P. Stratton, Jr.

INVESTMENT ADVISOR
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND -DISBURSING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

LEGAL COUNSEL
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, Wisconsin  53202

DISTRIBUTOR
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
---------------------------------

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

The Registrant's nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the Registrant's board of directors.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) as of a date within 90 days prior to the filing date of this Form N-CSR, the Registrant's President and Treasurer have concluded that the disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
-----------------

(a)  (1) Not applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     Baird Funds, Inc.
     ------------------------------

     By  /s/ Mary Ellen Stanek
         -----------------------------
          Mary Ellen Stanek, President

     Date   August 23, 2004
            -----------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

     By   /s/ Mary Ellen Stanek
          ----------------------------
          Mary Ellen Stanek, President

     Date August 23, 2004
          -------------------------

     By  /s/ Leonard Rush
         --------------------------
          Leonard Rush, Treasurer

     Date August 23, 2004
          -------------------------